As filed with the Securities and Exchange Commission on April 30, 2003
===============================================================================



                                File No. 333-70049


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No.


                       [X] Post-Effective Amendment No. 6



                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940


                       [X]     Amendment No. 9


                        (Check appropriate box or boxes)

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1877

                              John C. Swhear, Esq.
                               One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (Check appropriate Space)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485



 X
_____    on  May 1, 2003     pursuant to paragraph (b) of Rule 485
            ---------------



_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Not Applicable
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information
                                            Table of Contents

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Accountants
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements

PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control of Depositor or
                                            Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

                                   PROSPECTUS

                                       for

              Individual Flexible Premium Deferred Variable Annuity
                                   SelectPoint


                                Dated May 1, 2003

                                  Sponsored by:
                    American United Life Insurance Company(R)
                                  P.O. Box 7127

                        Indianapolis, Indiana 46206-7127



                                       AUL

                                   Prospectus
             Individual Flexible Premium Deferred Variable Annuity
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (317) 285-1877
                        Variable Products Service Office:
                 P.O. Box 7127, Indianapolis, Indiana 46206-7127
                                 (800) 863-9354



     This Prospectus describes individual variable annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

     This Prospectus describes two types of Contracts: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations
("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium Contracts"). Both Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable annuity payments to begin on a future date. A Bonus Program is in effect for some Contracts.

     A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one of the following Mutual Fund Portfolios:


OneAmerica Funds, Inc.                                       INVESCO VIF-Financial Services Fund
  OneAmerica Asset Director                                  INVESCO VIF-High Yield Fund
  OneAmerica Investment Grade Bond                           INVESCO VIF-Dynamics Fund
  OneAmerica Money Market                                    INVESCO VIF-Real Estate Opportunity Fund
  OneAmerica Value                                           INVESCO VIF-Utilities Fund
Alger American Fund                                        Janus Aspen Series
  Alger American Growth                                      Janus Aspen Series Flexible Income
  Alger American Small Capitalization                        Janus Aspen Series Worldwide Growth
American Century Variable Portfolios, Inc.                 Neuberger Berman Advisers Management Trust
  American Century(R) VP Income & Growth                     AMT Fasciano Class S
  American Century(R) VP International                       AMT Regency
Calvert Variable Series, Inc.                                AMT Limited Maturity Bond
  Calvert Social Mid Cap Growth                            PBHG Insurance Series Fund
Fidelity(R) Variable Insurance Products Fund                 PBHG Insurance Series Growth II
  VIP Asset Manager(SM)                                      PBHG Insurance Series Mid-Cap
  VIP Contrafund(R)                                          PBHG Insurance Series Small Cap
  VIP Equity-Income                                          PBHG Insurance Series Technology & Communications
  VIP Growth                                               Safeco Resource Series Trust
  VIP High Income                                            Safeco RST Equity
  VIP Index 500                                              Safeco RST Growth Opportunities
  VIP Overseas                                             T. Rowe Price Equity Series, Inc.
INVESCO Variable Investment Funds, Inc.                      T. Rowe Price Equity Income
 INVESCO VIF-Health Sciences Fund                            T. Rowe Price Mid-Cap Growth
                                                           T. Rowe Price Fixed Income Series, Inc.
                                                             T. Rowe Price Limited-Term Bond



     Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."


     This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2003, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A postage pre-paid envelope is provided for this purpose. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.


     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

     This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                   The date of this Prospectus is May 1, 2003.

                                TABLE OF CONTENTS
Description                                                Page
-----------                                                ----

DEFINITIONS.............................................      4

SUMMARY.................................................      6
  Purpose of the Contracts..............................      6
  Types of Contracts....................................      6
  The Variable Account and the Funds....................      6
  Summary of the Fixed Accounts.........................      7
   Market Value Adjusted Fixed Accounts.................      7
   Non-Market Value Adjusted Fixed Account..............      7
   Enhanced Averaging Fixed Account.....................      7
  Premiums..............................................      7
  Right to Examine......................................      7
  Transfers.............................................      7
  Charges...............................................      8
  Distributions.........................................      8
   Withdrawals..........................................      8
   Loan Privileges......................................      8
   The Death Benefit....................................      8
  Initial Dollar Cost Averaging Program.................      8
  Ongoing Dollar Cost Averaging Program.................      8
  Portfolio Rebalancing Program.........................      8
  Bonus Programs........................................      8
  Contacting AUL........................................      9

EXPENSE TABLE...........................................      9

CONDENSED FINANCIAL INFORMATION.........................     10

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS..................................     14
  American United Life Insurance Company(R).............     14
  Variable Account......................................     14
  The Funds.............................................     14
  OneAmerica Funds, Inc.................................     15
   OneAmerica Asset Director Portfolio..................     15
   OneAmerica Investment Grade Bond Portfolio...........     15
   OneAmerica Money Market Portfolio....................     15
   OneAmerica Value Portfolio...........................     15
  Alger American Fund...................................     15
   Alger American Growth Portfolio......................     15
   Alger American Small Capitalization Portfolio........     15
  American Century(R) Variable Portfolios, Inc..........     15
   American Century(R)VP Income & Growth Portfolio......     15
   American Century(R) VP International Portfolio.......     15
  Calvert Variable Series, Inc..........................     16
   Calvert Social Mid Cap Growth Portfolio..............     16
  Fidelity(R) Variable Insurance Products Fund..........     16
   Fidelity(R) VIP Asset Manager(SM) Portfolio..........     16
   Fidelity(R) VIP Contrafund (R) Portfolio.............     16
   Fidelity(R) VIP Equity-Income Portfolio..............     16
   Fidelity(R) VIP Growth Portfolio.....................     16
   Fidelity(R) VIP High Income Portfolio................     16
   Fidelity(R) VIP Index 500 Portfolio..................     16
   Fidelity(R) VIP Overseas Portfolio...................     17
  INVESCO Variable Investment Funds, Inc................     17
   INVESCO VIF-Dynamics Fund............................     17
   INVESCO VIF-Financial Services Fund..................     17
   INVESCO VIF-Health Sciences Fund.....................     17
   INVESCO VIF-High Yield Fund..........................     17
   INVESCO VIF-Real Estate Opportunity Fund.............     17
   INVESCO VIF-Utilities Fund...........................     17
  Janus Aspen Series....................................     17
   Janus Aspen Series Flexible Income Portfolio.........     17
   Janus Aspen Series Worldwide Growth Portfolio........     18
  Neuberger Berman Advisers Management Trust .........       18
   AMT Fasciano Class S................................      18
   AMT Regency.........................................      18
   AMT Limited Maturity Bond...........................      18
  PBHG Insurance Series Fund ...........................     18
   PBHG Insurance Series Growth II Portfolio............     18
   PBHG Insurance Series Mid-Cap Portfolio.............      18
   PBHG Insurance Series Small Cap Portfolio...........      18
   PBHG Insurance Series Technology &
    Communications Portfolio............................     19


Safeco Resource Series Trust............................     19
   Safeco RST Equity Portfolio..........................     19
   Safeco RST Growth Opportunities Portfolio............     19
  T. Rowe Price Equity Series, Inc......................     19
   T. Rowe Price Equity Income Portfolio................     19
   T. Rowe Price Mid-Cap Growth Portfolio...............     19
  T. Rowe Price Fixed Income Series, Inc................     19
   T. Rowe Price Limited-Term Bond Portfolio............     19


THE CONTRACTS...........................................     20
  General...............................................     20

PREMIUMS AND ACCOUNT VALUES
DURING THE ACCUMULATION PERIOD..........................     20
  Application for a Contract............................     20
  Premiums Under the Contracts..........................     20
  Right to Examine Period...............................     20
  Allocation of Premiums................................     20
  Transfers of Account Value............................     21
  Dollar Cost Averaging Program.........................     21
   Initial Dollar Cost Averaging Program................     22
   Ongoing Dollar Cost Averaging Program................     22
  Portfolio Rebalancing Program.........................     22
  Bonus Programs........................................     22
  Contract Owner's Variable Account Value...............     23
   Accumulation Units...................................     23
   Accumulation Unit Value..............................     23
   Net Investment Factor................................     23

CHARGES AND DEDUCTIONS..................................     24
  Premium Tax Charge....................................     24
  Withdrawal Charge.....................................     24
  Mortality and Expense Risk Charge.....................     24
  Annual Contract Fee...................................     24
  Rider Charges.........................................     25
  Other Charges.........................................     25
  Variations in Charges.................................     25
  Guarantee of Certain Charges..........................     25
  Expenses of the Funds.................................     25

DISTRIBUTIONS...........................................     25
  Cash Withdrawals......................................     25
  Loan Privileges.......................................     25
  Death Proceeds Payment Provisions.....................     26
   Standard Contractual Death Benefit...................     26
   Enhanced Death Benefit Rider.........................     27
   Death of the Owner...................................     27
   Death of the Annuitant...............................     27
  Payments from the Variable Account....................     27
  Annuity Period........................................     27

Description                                                Page
-----------                                                ----

DISTRUBUTIONS (Continued)
   General .............................................     27
   Fixed Payment Annuity................................     28
   Variable Payment Annuity.............................     28
   Payment Options......................................     28
   Selection of an Option...............................     28

THE FIXED ACCOUNT(S)....................................     29
  Summary of the Fixed Accounts.........................     29
   Non-Market Value Adjusted Fixed Account..............     29
   Market Value Adjusted Fixed Account..................     29
   Enhanced Averaging Fixed Account.....................     29
  Withdrawals...........................................     30
  Transfers.............................................     30
  Contract Charges......................................     30
  Payments from the Fixed Account(s)....................     30

MORE ABOUT THE CONTRACTS................................     31
  Designation and Change of Beneficiary.................     31
  Assignability.........................................     31
  Proof of Age and Survival.............................     31
  Misstatements.........................................     31
  Acceptance of New Premiums............................     31
  Optional Benefits.....................................     31
   Enhanced Death Benefit Rider.........................     31
   Guaranteed Minimum Account Value Rider...............     31
   Guaranteed Minimum Annuitization Benefit Rider.......     31
   Long Term Care Facility and Terminal Illness
    Benefit Rider.......................................     32

FEDERAL TAX MATTERS.....................................     32
  Introduction..........................................     32
  Diversification Standards.............................     32
  Taxation of Annuities in General-
   Non-Qualified Plans..................................     32
  Additional Considerations.............................     33
  Qualified Plans.......................................     34
  Qualified Plan Federal Taxation Summary...............     35
  403(b) Programs-Constraints on Withdrawals............     35
  403(b) Programs-Loan Privileges.......................     35

OTHER INFORMATION.......................................     36
  Voting of Shares of the Funds.........................     36
  Substitution of Investments...........................     36
  Changes to Comply with Law and Amendments.............     37
  Reservation of Rights.................................     37
  Periodic Reports......................................     37
  Legal Proceedings.....................................     37
  Legal Matters.........................................     37
  Financial Statements..................................     37

PERFORMANCE INFORMATION ................................     37

STATEMENT OF ADDITIONAL
INFORMATION ............................................     38

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.


ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.


ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY DATE - The first day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).


BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.


CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable Market VAlue Adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.


CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.


CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of our General Account, and is not part of or dependent on the investment performance of the Variable Account.
`
FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12% of the account as of the most recent Contract Anniversary.


FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be 1, 3, 5, 7, or 10 years in length or other duration offered from time to time by AUL.


HOME OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,
(800) 863-9354.


HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MARKET VALUE ADJUSTMENT - An upward or downward adjustment in the value of an MVA Fixed Account if withdrawals or transfers are made prior to the expiration of the Guaranteed Period.

MVA FIXED ACCOUNT - A subaccount of the Fixed Account, having a particular Guaranteed Period, and subject to a Market Value Adjustment.

NET CASH VALUE - Cash Value less outstanding loans and loan interest.





OWNER - See "Contract Owner."


PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at our Home Office in a form that is acceptable to Us.

SEPARATE  ACCOUNT - AUL American  Individual  Variable  Annuity Unit Trust.  The
Separate Account is segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.


VALUATION DATE - Valuation Dates are the dates on which the Investment Accounts are valued. A Valuation Date is any date on which the New York Stock Exchange is open for trading and we are open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.


VALUATION PERIOD - The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. eastern standard time, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EST if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one or more Investment Accounts.

WE - "We", "Us", or "Our", means AUL.

YOU - "You" or "Your" means the Owner of this Policy.

                                     SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

     AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While a Contract Owner may benefit from tax deferral under a Qualified Plan without the use of a variable annuity contract, variable annuities may provide additional investment and insurance or annuity-related benefits to individual Contract Owners. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

     Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and annuity benefits offered by the Contracts.

TYPES OF CONTRACTS

     AUL offers two variations of Contracts that are described in this Prospectus (subject to approval in each state). With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One Year Flexible Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first Contract Year.

THE VARIABLE ACCOUNT AND THE FUNDS

     AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:

Investment Account and                   Mutual Fund                                    Investment Advisor
 Corresponding Mutual Fund Portfolio

OneAmerica Asset Director                OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Investment Grade Bond         OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Money Market                  OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Value                         OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
Alger American Growth                    Alger American Fund                            Fred Alger Management, Inc.
Alger American Small Capitalization      Alger American Fund                            Fred Alger Management, Inc.
American Century(R) VP Income & Growth   American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                          Management, Inc.
American Century(R) VP International     American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                          Management, Inc.
Calvert Social Mid Cap Growth            Calvert Variable Series, Inc.                  Calvert Asset Management Corporation
Fidelity(R) VIP Asset Manager(SM)        Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Contrafund(R)            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Equity-Income            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Growth                   Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP High Income              Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Index 500                Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Overseas                 Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
INVESCO VIF-Dynamics Fund                INVESCO Variable Investment Funds, Inc.        INVESCO Funds Group, Inc.
INVESCO VIF-Financial Services Fund      INVESCO Variable Investment Funds, Inc.        INVESCO Funds Group, Inc.
INVESCO VIF-Health Sciences Fund         INVESCO Variable Investment Funds, Inc.        INVESCO Funds Group, Inc.
INVESCO VIF-High Yield Fund              INVESCO Variable Investment Funds, Inc.        INVESCO Funds Group, Inc.
INVESCO VIF-Real Estate Opportunity Fund INVESCO Variable Investment Funds, Inc.        INVESCO Funds Group, Inc.
INVESCO VIF-Utilities Fund               INVESCO Variable Investment Funds, Inc.        INVESCO Funds Group, Inc.
Janus Aspen Series Flexible Income       Janus Aspen Series                             Janus Capital Management LLC
Janus Aspen Series Worldwide Growth      Janus Aspen Series                             Janus Capital Management LLC
AMT Fasciano Class S                     Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.
AMT Regency                              Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.
AMT Limited Maturity Bond                Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.
PBHG Insurance Series Growth II          PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.



Investment Account and                   Mutual Fund                                    Investment Advisor
 Corresponding Mutual Fund Portfolio

PBHG Insurance Series Mid-Cap            PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
PBHG Insurance Series Small Cap          PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
PBHG Insurance Series Technology
   & Communications                      PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
Safeco RST Equity                        Safeco Resource Series Trust                   Safeco Asset Management Company
Safeco RST Growth Opportunities          Safeco Resource Series Trust                   Safeco Asset Management Company
T. Rowe Price Equity Income              T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond          T. Rowe Price Fixed Income Series, Inc.        T. Rowe Price Associates, Inc.
T. Rowe Price Mid-Cap Growth             T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.


     Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

SUMMARY OF THE FIXED ACCOUNTS

     A Contract Owner may allocate Premiums to one of several fixed accounts which are part of AUL's General Account. The Contracts will offer either Market Value Adjusted (MVA) Fixed Accounts or a Non-MVA Fixed Account. The MVA and Non-MVA Fixed Account(s) may not be available in all states. The Contracts will also offer an Enhanced Averaging Fixed Account in all states as a part of the dollar cost averaging program.

Market Value Adjusted Fixed Accounts

     Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten (10) years. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a Market Value Adjusted Fixed Account if the allocations are held until maturity. In that case, the Market Value Adjusted Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a Market Value Adjusted Fixed Account. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES.

Non-Market Value Adjusted Fixed Account

     A Contract Owner may allocate Premiums to the Non-Market Value Adjusted (Non-MVA) Fixed Account only where MVA Fixed Accounts are not available. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one year. These rates are guaranteed to be at least an effective annual rate of 3%. THE NON-MARKET VALUE ADJUSTED FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.

Enhanced Averaging Fixed Account

     A Contract Owner may allocate initial and subsequent Premiums in the first Contract Year to the Enhanced Averaging Fixed Account. AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within six months or one year after the initial deposit into this account.

     Amounts allocated to the Enhanced Averaging Fixed Account earn interest at rates periodically determined by AUL. AUL guarantees these rates to be at least an effective annual rate of 3%.

PREMIUMS

     For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $50. Otherwise, the minimum Premium is $1,000. For One Year Flexible Premium Contracts, the Contract Owner may pay Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first year Premium of $5,000. See "Premiums under the Contracts."

RIGHT TO EXAMINE

     The Contract Owner has the right to return the Contract for any reason within ten calendar days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the Account Value plus any amounts deducted for Premium taxes and other expenses. The Contract Owner bears all of the investment risk prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for all individual retirement annuities, if returned within seven days of receipt.


TRANSFERS

     A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then AUL will treat that request as a request for a transfer of the entire Account Value.

     If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone, interactive voice response or internet based transfers.

     Amounts transferred from the Non-MVA Fixed Account to an Investment Account cannot exceed 20% of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

CHARGES

     AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."


DISTRIBUTIONS

Withdrawals

     The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrender are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium Contracts and $500 for One Year Flexible Premium Contracts.

     Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of a surrender or withdrawals.

Loan Privileges

     Prior to the annuity date, the owner of a Contract qualified under Section 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.

The Death Benefit

     If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "Death Proceeds Payment Provisions" and "Annuity Period."

INITIAL DOLLAR COST AVERAGING PROGRAM

     At issue, owners who wish to purchase units of an Investment Account over a six month or one year period may do so by electing the Initial Dollar Cost Averaging ("Initial DCA") Program. Under the Initial DCA Program, the Contract Owner selects either a six month Initial DCA Program or a twelve month Initial DCA Program. Once the first Premium is deposited into the Enhanced Averaging Fixed Account, AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within a six month or twelve month period based on the Owner's election at issue. The unit values are determined on the dates of the transfers. To participate in the Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging Fixed Account. For further information, see the explanation under "Dollar Cost Averaging Program."


ONGOING DOLLAR COST AVERAGING PROGRAM

     At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Ongoing Dollar Cost Averaging (Ongoing DCA) Program. Under the Ongoing DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the OneAmerica Money Market Investment Account to continue the Program. To participate in the Program, AUL requires a minimum deposit of $10,000 into the OneAmerica Money Market Investment Account. For further information, see the explanation under "Dollar Cost Averaging Program."

PORTFOLIO REBALANCING PROGRAM

     The Contract Owner may elect to automatically adjust his or her investment account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

BONUS PROGRAMS

AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for Contracts offered herein with an additional bonus-up of qualifying first year Premium ("Exchange Offer"). AUL, from its general account, will provide a 4% bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the "Exchanged

Contract") in exchange for the AUL Contract (the "New Contract"). The Bonus will be applied to the New Contract after the expiration of the Right to Examine Period. (For purposes of determining the end of the Right to Examine Period, solely as it relates to the application of the Bonus, we assume that receipt of this policy occurs five calendar days after the Contract Date. See "Right to Examine Period.")

     This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL Contracts for a new AUL Contract with a bonus-up of Account Value. Furthermore, the Exchange Offer may only be available with certain plans. For example, the Enhanced Averaging Fixed Account is not available to Contracts purchased through the Exchange Offer. The Guaranteed Minimum Account Value Rider is likewise unavailable.

     Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their Contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12% Free Withdrawal Amount on an annual basis) of his or her Contract before the expiration of the ten year Withdrawal Charge period. The Exchange Offer will result in the imposition of a new Withdrawal Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.

     AUL reserves the right to withdraw or modify the Exchange Offer at any time.

CONTACTING AUL

     Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

                                  EXPENSE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to annuity payments under an Annuity Option.


CONTRACT OWNER TRANSACTION EXPENSES

 DEFERRED SALES LOAD (As a percentage of amount surrendered; also referred to as a "WITHDRAWAL CHARGE")(1)

          Charge on Withdrawal Exceeding 12% Free Withdrawal Amount(1)
Contract Year                       1      2        3        4        5        6       7        8        9       10     11 or more
-------------                       -      -        -        -        -        -       -        -        -       --     ----------

Flexible Premium                   10%     9%       8%       7%       6%       5%      4%       3%       2%      1%     0%
 Contracts

One Year Flexible                  7%      6%       5%       4%       3%       2%      1%       0%       0%      0%     0%
 Premium Contracts

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE

 Maximum Annual Contract fee (per year)(2) .................................................................. $30

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of annual Account Value)(3)

    Standard Individual Deferred Variable Annuity(4)
        Mortality and expense risk fee..................................................................... 1.10%

    Enhanced Individual Deferred Variable Annuity(4)
         Mortality and expense risk fee.................................................................... 1.25%

    Optional Rider Expenses (as an equivalent annual percentage of average Account Value)(4)
         Enhanced Death Benefit Rider Option............................................................... 0.15%
         Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option(5)............... 0.35%
         Enhanced Death Benefit, Guaranteed Minimum Annuitization Benefit, and
           Guaranteed Minimum Account Value Rider Option(6)................................................ 1.50%


     (1) An amount  withdrawn  during a Contract  Year  referred  to as the Free
Withdrawal  Amount  will  not  be  subject  to a  withdrawal  charge.  The  Free
Withdrawal Amount is 12% of the account as of the most recent Contract Anniversary. See "Withdrawal Charge."

     (2) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2% of the Owner's Account Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.

     (3) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s). The total Variable Account expenses shown include the Standard Contractual Death Benefit (See Death Proceeds Payment Provisions). The Variable Account expenses are deducted from the Account Value on a monthly basis.
     (4) The Standard Individual Deferred Variable Annuity Contract excludes a Free Withdrawal Amount and the Long Term Care Facility and Terminal Illness Benefit Rider. The Enhanced Individual Deferred Variable Annuity Contract includes a Free Withdrawal Amount and the Long Term Care Facility and Terminal Illness Benefit Rider. At the time of application, the applicant may also choose any of the optional benefit riders which may be attached to the Enhanced
Individual Deferred Variable Annuity. Should the applicant choose an Optional Rider, the Company will deduct the appropriate rider charge from the Account Value on a monthly basis.

     (5) The total current charge for the Enhanced Death Benefit and the Guaranteed Minimum Annuitization Benefit is 0.35%. We reserve the right to increase the total charge to 0.55%.

     (6) The total current charge for Enhanced Death Benefit, Guaranteed Minimum Annuitization Benefit and the Guaranteed Minimum Account Value Rider is 1.50%. We reserve the right to increase the total charge to 1.70%.

     The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses                        Minimum      Maximum

(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses)........................................    0.33%       1.90%

                                    EXAMPLE

     The Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

     The Example assume that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $119.77          $179.21          $235.28          $379.54
 Contracts

One Year Flexible       97.26           151.64           206.91           369.37
 Premium Contracts


(2) If you annuitize at the end of the applicable time period:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $119.77          $179.21          $178.53          $369.37
 Contracts

One Year Flexible       97.26           151.64           178.53           369.37
 Premium Contracts


(3) If you do not surrender your contract.

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $ 34.77          $105.70          $178.53          $369.37
 Contracts

One Year Flexible       34.77           105.70           178.53           369.37
 Premium Contracts

                   CONDENSED FINANCIAL INFORMATION


     The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on April 30, 1999 to December 31, 2002. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2002. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's independent accountant.




                                          Accumulation Unit Value    Accumulation Unit Value       Number of Accumulations Units
      Investment Account                  at beginning of period       at end of period            Outstanding at end of period
      ------------------                 ------------------------    -----------------------       -----------------------------

      OneAmerica Asset Director

          2002                                     $ 6.04                    $ 5.89                         2,139,150
          2001                                       5.46                      6.04                           712,689
          2000                                       4.73                      5.46                           122,198
          1999                                       5.00 (04/30/99)           4.73                            48,423


      OneAmerica Investment Grade Bond

          2002                                     $ 5.88                    $ 6.34                         2,048,612
          2001                                       5.49                      5.88                           971,660
          2000                                       4.95                      5.49                           218,082
          1999                                       5.00 (04/30/99)           4.95                            56,480


      OneAmerica Money Market

          2002                                     $ 1.13                    $ 1.15                        31,692,949
          2001                                       1.09                      1.13                        32,417,607
          2000                                       1.03                      1.09                        12,747,263
          1999                                       1.00 (04/30/99)           1.03                         2,004,240


      OneAmerica Value

          2002                                     $ 5.97                    $ 5.55                         1,791,285
          2001                                       5.36                      5.97                           645,711
          2000                                       4.56                      5.36                           150,669
          1999                                       5.00 (04/30/99)           4.56                            26,106



      Alger American Growth

          2002                                     $ 4.53                    $ 3.04                         3,950,646
          2001                                       5.14                      4.53                         3,525,503
          2000                                       6.03                      5.14                         2,638,476
          1999                                       5.00 (04/30/99)           6.03                           732,954


      Alger American Small Capitalization

          2002                                     $ 2.68                    $ 1.97                           704,831
          2001                                       3.80                      2.68                           768,352
          2000                                       5.00 (05/01/00)           3.80                           183,854


      American Century(R) VP Income & Growth

          2002                                     $ 4.58                    $ 3.69                           642,729
          2001                                       4.99                      4.58                           417,648
          2000                                       5.59                      4.99                           233,692
          1999                                       5.00 (04/30/99)           5.59                            23,497


      American Century(R) VP International

          2002                                     $ 4.57                    $ 3.64                           253,505
          2001                                       6.45                      4.57                           217,946
          2000                                       7.75                      6.45                           123,237
          1999                                       5.00 (04/30/99)           7.75                            15,100


      Calvert Social Mid Cap Growth

          2002                                     $ 5.14                    $ 3.69                           308,759
          2001                                       5.85                      5.14                           313,493
          2000                                       5.25                      5.85                           121,959
          1999                                       5.00 (04/30/99)           5.25                             9,364


                                       11




                                          Accumulation Unit Value    Accumulation Unit Value       Number of Accumulations Units
      Investment Account                  at beginning of period       at end of period            Outstanding at end of period
      ------------------                 ------------------------    -----------------------       -----------------------------

      Fidelity(R) VIP Asset Manager(SM)

          2002                                     $ 4.96                    $ 4.53                         1,699,659
          2001                                       5.17                      4.96                         1,589,777
          2000                                       5.38                      5.17                         1,251,519
          1999                                       5.00 (04/30/99)           5.38                           320,165


      Fidelity(R) VIP Contrafund(R)

          2002                                     $ 4.73                    $ 4.28                         2,128,787
          2001                                       5.39                      4.73                         1,598,992
          2000                                       5.77                      5.39                         1,194,512
          1999                                       5.00 (04/30/99)           5.77                           351,784


      Fidelity(R) VIP Equity-Income

          2002                                     $ 4.93                    $ 4.09                         1,365,713
          2001                                       5.19                      4.93                           809,426
          2000                                       4.78                      5.19                           413,997
          1999                                       5.00 (04/30/99)           4.78                           148,240


      Fidelity(R) VIP Growth

          2002                                     $ 4.63                    $ 3.23                         2,349,525
          2001                                       5.62                      4.63                         2,272,877
          2000                                       6.31                      5.62                         1,706,866
          1999                                       5.00 (04/30/99)           6.31                           483,747


      Fidelity(R) VIP High Income

          2002                                     $ 3.35                    $ 3.47                           490,498
          2001                                       3.80                      3.35                           441,105
          2000                                       4.90                      3.80                           323,604
          1999                                       5.00 (04/30/99)           4.90                            79,913


      Fidelity(R) VIP Index 500

          2002                                     $ 4.42                    $ 3.43                         3,866,013
          2001                                       5.02                      4.42                         3,164,881
          2000                                       5.54                      5.02                         2,308,450
          1999                                       5.00 (04/30/99)           5.54                           679,942


      Fidelity(R) VIP Overseas

          2002                                     $ 4.24                    $ 3.38                           206,101
          2001                                       5.37                      4.24                           161,593
          2000                                       6.64                      5.37                           130,138
          1999                                       5.00 (04/30/99)           6.64                            26,030


      INVESCO VIF-Dynamics

          2002                                     $ 5.05                    $ 3.38                           117,347
          2001                                       5.00 (08/28/01)           5.05                            21,967


      INVESCO VIF-Financial Services

          2002                                     $ 5.02                    $ 4.24                            67,306
          2001                                       5.00 (08/28/01)           5.02                             7,568


      INVESCO VIF-Health Sciences

          2002                                     $ 5.02                    $ 3.76                           146,777
          2001                                       5.00 (08/28/01)           5.02                            14,080


      INVESCO VIF-High Yield

          2002                                     $ 4.46                    $ 4.41                            66,804
          2001                                       5.00 (08/28/01)           4.46                             5,869

      INVESCO VIF-Real Estate Opportunity

          2002                                     $ 4.98                    $ 5.27                           105,438
          2001                                       5.00 (08/28/01)           4.98                             1,428



                                       12

                 CONDENSED FINANCIAL INFORMATION (Continued)




                                          Accumulation Unit Value    Accumulation Unit Value       Number of Accumulations Units
      Investment Account                  at beginning of period       at end of period            Outstanding at end of period
      ------------------                 ------------------------    -----------------------       -----------------------------

      INVESCO VIF-Utilities

          2002                                     $ 4.45                    $ 3.46                           147,633
          2001                                       5.00 (08/28/01)           4.45                            10,269


      Janus Aspen Series Flexible Income

          2002                                     $ 5.73                    $ 6.33                         1,139,282
          2001                                       5.32                      5.73                           505,442
          2000                                       5.01                      5.32                           227,478
          1999                                       5.00 (04/30/99)           5.01                            56,703


      Janus Aspen Series Worldwide Growth

          2002                                     $ 4.96                    $ 3.69                         2,096,588
          2001                                       6.39                      4.96                         1,730,283
          2000                                       7.58                      6.39                         1,231,773
          1999                                       5.00 (04/30/99)           7.58                           235,301


      PBHG Insurance Series Growth II

          2002                                     $ 4.27                    $ 2.97                           465,432
          2001                                       7.18                      4.27                           528,259
          2000                                       8.61                      7.18                           337,948
          1999                                       5.00 (04/30/99)           8.61                            36,740


      PBHG Insurance Series Technology & Communications

          2002                                     $ 3.42                    $ 1.58                         1,291,191
          2001                                       7.18                      3.42                         1,263,071
          2000                                      12.41                      7.18                           854,262
          1999                                       5.00 (04/30/99)          12.41                           320,093

      Safeco RST Equity

          2002                                     $ 4.05                    $ 3.00                           420,636
          2001                                       4.47                      4.05                           418,561
          2000                                       5.01                      4.47                           289,801
          1999                                       5.00 (04/30/99)           5.01                           139,120


      Safeco RST Growth Opportunities

          2002                                     $ 6.47                    $ 4.03                           623,788
          2001                                       5.43                      6.47                           409,107
          2000                                       5.78                      5.43                           193,071
          1999                                       5.00 (04/30/99)           5.78                            29,591



      T. Rowe Price Equity Income

          2002                                     $ 5.40                    $ 4.69                         2,647,960
          2001                                       5.32                      5.40                         1,537,211
          2000                                       4.71                      5.32                           883,644
          1999                                       5.00 (04/30/99)           4.71                           330,769


      T. Rowe Price Limited-Term Bond

          2002                                     $ 5.86                    $ 6.17                           698,214
          2001                                       5.40                      5.86                           238,860
          2000                                       5.00 (05/01/00)           5.40                            20,303


      T. Rowe Price Mid-Cap Growth

          2002                                     $ 5.00                    $ 3.94                           802,660
          2001                                       5.05                      5.00                           331,592
          2000                                       5.00 (05/01/00)           5.05                            72,220

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

     After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock or debt securities of the Stock Holding Company at this time.


     AUL conducts a conventional life insurance and annuity business. At December 31, 2002, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $12,208,143,297 and had equity of $1,100,282,506.

     The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


VARIABLE ACCOUNT

     AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.
     The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, mutual funds, or investment vehicles.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS


     Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Fidelity(R) Investments, INVESCO Funds Group, Inc., Janus Capital Management LLC, Neuberger Berman Management Inc., Pilgrim Baxter & Associates, Safeco Asset Management Company, T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc., under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

     The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.


     A summary of the investment objective or objectives of each Fund is provided below. There can be no assurance that any Fund will achieve its
objective  or  objectives.   More  detailed
information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each Fund.



ONEAMERICA FUNDS, INC.
(formerly the AUL American Series Fund, Inc.)

OneAmerica Asset Director Portfolio

     Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica  Investment  Grade Bond Portfolio

     Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica  Money  Market Portfolio

     Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

OneAmerica Value Portfolio

     Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC.PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND

Alger American Growth Portfolio

     Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

Alger American Small Capitalization Portfolio

     Seeking long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

American Century(R) VP Income & Growth Portfolio

     Seeking capital growth by investing in common stocks. Income is a secondary objective. (Individuals cannot invest directly in any index). This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500. The Fund invests mainly in large-company stocks, such as those in the S&P 500, but it also may invest in the stocks of small- and medium-sized companies. The management team strives to outperform the S&P 500 over time while matching the risk characteristics of the index. The Fund is managed to remain fully invested in domestic stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.


American Century(R) VP International Portfolio

     Seeking long-term capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of issuers located in developed markets. Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depository receipts for foreign securities. While securities of the United States issuers may be included in the Fund from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

Calvert Social Mid Cap Growth Portfolio

     Seeking long-term capital appreciation. The Calvert Social Mid-Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. All investments are screened with social criteria. After the Portfolio management team identifies financially attractive opportunities, they examine corporate performance in five broad areas: the environment, workplace issues, product safety, international operations and human rights, and weapons contracting.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. PORTFOLIOS, AND ITS PORTFOLIOS, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PORTFOLIOS, PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FEDILITY(R) VARIABLE INSURANCE PRODUCTS FUND

Fidelity(R) VIP Asset Manager(SM)Portfolio

     Seeking high total return with reduced risk over the long-term. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments. Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%). Investing in domestic and foreign issuers. Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.


Fidelity(R) VIP  Contrafund(R) Portfolio

     Seeks long-term capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks. Investing in securities of companies whose value it believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R)  VIP  Equity-Income Portfolio

     Seek reasonable income and will also consider the potential for capital appreciation. A yield that exceeds the yield on the securities comprising the Standard & Poor's 500 Index. The Portfolio also considers the potential for capital appreciation. (Individuals cannot invet directly in any index.) Fidelity Management & Research Company (FMR)'s principal investment strategies include:
Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Fidelity(R) VIP Growth Portfolio

     Seeks to achieve long-term capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks. Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R)  VIP High Income Portfolio

     Seeks a high level of current income, while also considering growth of capital. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. FMR currently intends to limit common stocks to 10% of the fund's total assets.


Fidelity(R) VIP Index 500 Portfolio

     Seeking investment results corresponding to the total return of companies that comprise the Standard & Poor's 500 Index (Individuals cannot invest directly in an index). This Portfolio attempts to duplicate the composition and total return of the

Standard & Poor's 500 Composite Stock Price Index. Under normal conditions the Portfolio seeks to invest at least 80% of its assets (65% if Portfolio assets are below $20 million) in stock securities of companies that compose the S&P
500. This Portfolio may purchase short-term debt securities for cash management purposes and may use various techniques, such as stock index futures, to adjust its exposure to the S&P 500.


Fidelity(R)  VIP  Overseas Portfolio

     Seeks long-term growth of capital. Fidelity Management and Research Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities. Normally investing primarily in common stocks. Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO  VIF - Dynamics Fund

     Seeking long-term capital growth. The Fund invests primarily in the common stocks of rapidly growing mid-sized companies, with market capitalizations generally between $2.5 billion and $15 billion at the time of purchase. The Fund invests in a blend of leading, high-quality growth companies and higher-risk, accelerating-growth companies. The latter are driven by product cycles, favorable sector conditions or other company-specific factors expected to produce rapid sales and earnings growth.

INVESCO VIF - Financial Services Fund

     Seeking long-term capital growth. The Fund invests primarily in financial services stocks, particularly those that are increasing their revenue streams along with their earnings. The Fund focuses on market-driven companies with superior technology to deliver products and services that match their consumers' needs. The Fund concentrates on banks, insurance companies, investment and other financial service firms. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

INVESCO VIP Health Sciences Fund

     Seeking long-term capital growth. The Fund invests primarily in strongly managed, innovative health care companies, blending well-established firms with faster-growing, more dynamic health care businesses. These industries include biotechnology, pharmaceuticals, medical devices and supplies, and health care services. Within these industries, the portfolio focuses on the market leaders that are well positioned to leverage demographic and innovative trends. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

INVESCO VIF  High Yield Fund

     Seeking a high level of current income with long-term capital growth as a secondary objective. The Portfolio invests at least 65% of its assets in short-and intermediate-term bonds. There are no maturity limitations on individual securities but the portfolio's dollar-weighted average effective maturity will not exceed five years. At least 90% of the portfolio will consist of investment-grade securities. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities.

INVESCO VIF Real Estate Opportunity

     Seeking to provide capital growth with current income as a secondary consideration. The Fund invests primarily in real estate stocks, diversified by both property type and geographic region. These companies may include real estate investment trusts (REITs), real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry. No single property type represents more than 50% of the Fund's total assets. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.


INVESCO VIF  Utilities Fund

     Seeking capital appreciation and income. The Fund invests primarily in the stocks of companies that provide telecommunication services, including local, long distance and wireless, as well as companies that produce, generate, transmit or distribute natural gas or electricity. The Fund concentrates on companies with relatively strong growth prospects in defensible positions. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

FOR ADDITIONAL INFORMATION CONCERNING INVESCO VARIABLE INVESTMENT FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE VIF PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


JANUS ASPEN SERIES

Janus Aspen Series Flexible Income Portfolio

     Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Income Portfolio normally invests at least 80% of its assets in income-producing securities and may have substantial holdings of debt securities rated below investment grade junk bonds. The Portfolio may invest to a lesser degree in common stocks, stock securities or debt securities that are not currently paying dividends or interest. Additionally, this Portfolio may invest without limit in foreign securities, including those of corporate and government issuers.

Janus Aspen Series Worldwide Growth Portfolio

    Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks of foreign and domestic issuers. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country. The Portfolio may invest up to 25% of its assets in mortgage and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

AMT Fasciano Portfolio (Class S)

     Seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the portfolio. The portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the portfolio first invests in them. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

AMT Regency Portfolio

     Seeks growth of capital. The portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

AMT Limited Maturity Bond Portfolio

     Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the portfolio may invest in securities of any maturity, it normally maintains an average portfolio duration of four years or less. The portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.

FOR ADDITIONAL INFORMATION CONCERNING NUEBERGER BERMAN ADVISERS MANAGEMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE NUEBERGER BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PBHG INSURANCE SERIES FUND

PBHG Insurance Series Growth II Portfolio

     Seeking capital appreciation. The PBHG Insurance Series Growth II Portfolio invests at least 65% of its total assets in common stocks and convertible securities of small-and medium-sized growth companies (market capitalization or annual revenues up to $4 billion).

PBHG Insurance Series Mid-Cap Portfolio

     Seeking to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Normally, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap 400 Index at the time of the Portfolio's investment. The equity securities in the portfolio are primarily common stocks of medium-sized companies that Pilgram Baxter believes have sustainable long-term growth prospecuts but are currently trading at a modest relative valuations given using certain financial measurements, such as their price-to-earings ratios, dividend income potential and earnings power. The Portfolio's sector weithtings are generally within 10% of the S&P Mid Cap 400's sector weightings. In addition, the portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index.

PBHG Insurance Series Small Cap Portfolio

     Seeking to provide investors with the above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the portfolio's investment. The Equity securities in the portfolio are primarily common stocks that Pilgram Baxter believes have sustainable long-term growth prospects but are currently trading at odest relative valuations given certain financial measurements, such as their price-toearnings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the average company in the Russell 2000(R) Index.

PBHG Insurance Series  Technology &  Communications Portfolio

     Seeking long-term capital growth. The PBHG Insurance Series Technology & Communications Portfolio will invest at least 65% of its total assets in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements and that may be experiencing exceptional growth in sales and earnings driven by technology or communication-related products and services. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


SAFECO RESOURCE SERIES TRUST

Safeco RST Equity Portfolio

     Seeking long-term capital growth and reasonable dividend income. The Safeco RST Equity Portfolio mainly invests in large cap stocks, the majority of which are considered core holdings where the manager has strong conviction in the three-to-five year earnings per share outlook. The remainder of stocks is special situation issues, which have a specific earnings catalyst for shorter periods of time (i.e., cost cutting, restructuring). Additionally, this Portfolio may invest in fixed-income (bond) securities in accordance with business and financial conditions. It invests primarily in dividend-paying common stocks.

Safeco RST Growth  Opportunities Portfolio

     Seeking capital growth. The Safeco RST Growth Opportunities Portfolio manager employs bottom up, fundamental research in the pursuit of rapidly growing companies. The buy discipline is primarily focused on small company stocks that are attractively priced on a valuation basis using both qualitative and quantitative screens. Most issues have excellent earnings growth potential, but are trading at discounts relative to their industry peers and the overall market. The manager will sell when outlook changes; however, the manager may keep holdings through periodic downturns.

FOR ADDITIONAL INFORMATION CONCERNING SAFECO RESOURCE SERIES TRUST AND ITS PORTFOLIOS, PLEASE SEE THE SAFECO RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price  Equity  Income Portfolio

     Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield--a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manger will broadly diversify sector exposure seeking to reduce volatility.

T. Rowe Price Mid-Cap Growth Portfolio

     Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective.


T. ROWE PRICE FIXED INCOME SERIES, INC.

T.Rowe Price Limited-Term Bond Portfolio

     Seeking high level of income consistent with moderate price fluctuation. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's portfolio will consist of investment-grade securities. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                 THE CONTRACTS

GENERAL

     The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

     Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.
PREMIUMS UNDER THE CONTRACTS

     Premiums payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date.
Premiums for Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums may not total more than $1 million in each of the first two Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Contracts or $30,000 for Qualified Contracts, unless otherwise agreed to by AUL.

     For One Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first Contract Year. Each such Premium payment must be at least $1,000; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and $2,000 in the first Contract Year for qualified plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.

     If the minimum Premium amounts under Flexible Premium or One Year Flexible Premium Contracts are not met, AUL may, after 60 days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

     Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

     Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office.

RIGHT TO EXAMINE PERIOD

     The Owner has the right to return the Contract for any reason within the Right to Examine Period which is a ten day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities (if returned within seven days of receipt).

ALLOCATION OF PREMIUMS

     In the Policy application, the Owner specifies the percentage of a Premium to be allocated to the investment accounts and to the Fixed Account(s). The sum of the allocations must equal 100%, with at least 1% of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Home Office. The change will apply to the Premium payments received with or after receipt of the notice.

     The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date we receive the Premium at our Home Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which we receive the Premium at our Home Office.

     In those states that require the refund of the greater of Premiums paid or Account Value, we generally allocate all Premiums received to our General
Account  prior to the end of the  "right  to  examine"  period.  We will  credit interest daily on Premiums so allocated. However, we reserve the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to Examine period, we transfer the Net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period, solely as it applies to this transfer, we assume that receipt of this Policy occurs 5 calendar days after the Contract Date.

TRANSFERS OF ACCOUNT VALUE

     All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at its Home Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20% of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then such request will be treated as a request for a transfer of the entire Account Value.

     Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone, interactive voice response or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

     Part of a Contract Owner's Fixed Account Value may be transferred to one or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "The Fixed Account(s)."

DOLLAR COST AVERAGING PROGRAM

     Owners who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of dollar cost averaging is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

     For example, assume that a Contract Owner requests that $1,000 per month be transferred from the OneAmerica Money Market Investment Account to the OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a six month period.

                    Transfer          Unit            Units
      Month          Amount           Value         Purchased
      -----          ------           -----         ---------

        1            $1,000            $20             50
        2            $1,000            $25             40
        3            $1,000            $30             33.333
        4            $1,000            $40             25
        5            $1,000            $35             28.571
        6            $1,000            $30             33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

     There is currently no fee for the DCA Program. Transfers under the DCA Program will count toward the twelve free transfers granted to each Contract per year.

Initial Dollar Cost Averaging Program

     Under the Initial DCA Program, the Owner selects either a six month Initial DCA Program or a twelve month Initial DCA Program. Once the first Premium is deposited into the Enhanced Averaging Fixed Account, AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within a six month or twelve month period based on the Owners election at issue. The unit values are determined on the dates of the transfers. To participate in the Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging Fixed Account.

     Transfers to any of the Fixed Account(s) are not permitted under the Initial Dollar Cost Averaging Program. AUL offers the Initial Dollar Cost Averaging Program to Contract Owners at no charge, and the Company reserves the right to terminate, change or temporarily discontinue the Program at any time. Contract Owners may accelerate transfers into one or more Investment Accounts or discontinue participation in the Program at any time by providing Proper Notice to AUL. AUL must receive Proper Notice of such a change at least five days before a previously scheduled transfer is to occur.

     Contract Owners may only elect to participate in the Initial DCA Program by requesting it at issue. The Program will take effect on the first monthly transfer date following the Premium receipt by AUL at its Home Office. The initial transfer will occur 30 days after the expiration of the "Right to Examine" period. Subsequent transfers will occur at 30 day intervals after the date of the initial transfer. Transfers will be performed on such day, provided that such day is a Valuation Date. If the date is not a Valuation Date, then the transfer will be made on the next Valuation Date.


Ongoing Dollar Cost Averaging Program

     Under the Ongoing DCA Program, the owner deposits Premiums into the OneAmerica Money Market Investment Account ("MMIA") and then authorizes AUL to transfer a specific dollar amount from the MMIA into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.

     Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the Ongoing DCA Program. At least ten days advance written notice to AUL is required before the date of the first proposed transfer under the Ongoing DCA Program. AUL offers the Ongoing Dollar Cost Averaging Program to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

     Contract Owners may initially elect to participate in the Ongoing DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Home Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.

PORTFOLIO REBALANCING PROGRAM

     You may elect to automatically adjust your Investment Account balances to be consistent with the allocation most recently requested. This will be done on a monthly, quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the 12 free transfers permitted each Policy year. If the Dollar Cost Averaging program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the Dollar Cost Averaging Program.

     You may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when you request any transfer or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.

BONUS PROGRAMS

     AUL may offer, under certain circumstances, potential customers the opportunity to exchange their non-AUL contracts for Contracts offered herein with an additional bonus-up of qualifying first year Premium ("Exchange Offer"). AUL, from its general account, will provide a 4% bonus to each new contractholder who accepts the offer, which is based on the value of the contract surrendered (the "Exchanged Contract") in exchange for the AUL Contract (the "New Contract"). The Bonus will be applied to the New Contract after the expiration of the Right to Examine Period. (For purposes of determining the end of the Right to Examine Period, solely as it relates to the application of the Bonus, we assume that receipt of this policy occurs five calendar days after the Contract Date. See "Right to Examine Period.")

     After expiration of the New Contract's Right to Examine Period, withdrawals will be governed by the terms of the New Contract for purposes of calculating any contingent deferred sales charges ("Withdrawal Charges"; see "Withdrawal Charge"). The Exchange Offer will be communicated to potential clients by providing them with a prospectus for the New Contracts and the SelectPoint Bonus Program disclosure form.

     This Exchange Offer is not available to current AUL customers desiring to exchange their current AUL Contracts for a new AUL Contract with a bonus-up of Account Value. Furthermore, the Exchange Offer may only be available with certain plans. For example, the Enhanced Averaging Fixed Account is not available to Contracts purchased through the Exchange Offer. The Guaranteed Minimum Account Value Rider is likewise unavailable.

     The Exchange Offer may be available to customers, both current and potential, paying cash rather than exchanging account value into the New Contract.

     Potential customers should be advised that the Exchange Offer is specifically designed for those customers who intend to continue to hold their Contracts as long-term investment vehicles. The Exchange Offer is not intended for all potential customers and is especially not appropriate for any customer who anticipates surrendering all or a significant part (i.e., more than the 12% Free Withdrawal Amount on an annual basis) of his or her Contract before the expiration of the ten year Withdrawal Charge period. The Exchange Offer will result in the imposition of a new Withdrawal Charge period regardless of the customer's current withdrawal charge period of the Exchanged Contract.

     If a Contract is surrendered during the new Withdrawal Charge period, the 4% bonus may be more than offset by the Withdrawal Charge; and a potential customer may be worse off than if he had not made the exchange. The potential customer should also compare the Mortality and Expense Risk charges, and other charges, of the Exchanged Contract and the New Contract to be certain that the New Contract does not deduct higher charges, thus offsetting the benefit of the bonus paid.

     The  Exchange  Program  bonus  will only  apply to  qualifying  first  year
Premium. Initial deposits of $10,000 or more will qualify for a bonus. Any initial deposit of less than $10,000 will not be eligible for a bonus; however, initial deposits of less than $10,000 will be aggregated with subsequent deposits of Premium in the first Contract Year and AUL will pay a bonus on the aggregated amount at the end of the first Contract Year provided such aggregation totals $10,000 by the end of the first Contract Year.

     To  accept  the  Exchange  Offer,   the  potential  client  must  sign  the
"SelectPoint Plus Bonus Program" disclosure form in addition to any customary applications and paperwork.

     AUL reserves the right to withdraw or modify the Exchange Offer at any time.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

     Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

     AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the OneAmerica Money Market Investment Account was initially set at one dollar $1 and all the other Investment Accounts were initially set at $5. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

     The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) where:

     (a)  is equal to:


          (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

          (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

          (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

     (b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period.

                             CHARGES AND DEDUCTIONS
Premium Tax Charge

     Various states and municipalities impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL assesses a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0% to 3.5%, but are subject to change.

Withdrawal Charge

     No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract is a Flexible Premium Contract or a One Year Flexible Premium Contract. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12% of Account Value at the beginning of the Contract Year in which the withdrawal is being made. Any transfer of Account Value from the non-MVA Fixed Account to the Variable Account will reduce the Free Withdrawal Amount by the amount transferred.

     The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.

            Charge on Withdrawal Exceeding 12% Free Withdrawal Amount
            ---------------------------------------------------------
Contract Year             1      2        3        4        5        6       7        8        9    10     11 or more

Flexible Premium
  Contracts               10%    9%       8%       7%       6%       5%      4%       3%       2%   1%     0%
One Year Flexible
  Premium Contracts       7%     6%       5%       4%       3%       2%      1%       0%       0%   0%     0%


     In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8.5% of the total Premiums paid on a Flexible Premium Contract or 8% of the total Premiums paid on a One Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

     A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected or if the Contract is in its fifth Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.

     The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5% of the total Premiums paid on a Flexible Premium Contract or 8% of the total Premiums paid on a One Year Flexible Premium Contract.

Mortality and Expense Risk Charge

     AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

     The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

Annual Contract Fee

     AUL deducts an annual Contract fee from each Owner's Account Value equal to the lesser of 2.0% of the Account Value or $30 a year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract Fee is waived on each Contract Anniversary when the Account Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

Rider Charges

     The addition of any riders will result in additional charges which will be deducted proportionately from the Account Value allocated among the Investment Account(s). Please see the Expense Table for a detail of rider charges. Riders available include the Enhanced Death Benefit Rider, the Guaranteed Minimum Annuitization Benefit Rider, and the Guaranteed Account Value Rider. For further information regarding these riders, please see "Optional Benefits."

Other Charges

     AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

Variations in Charges

     AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

     AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

Expenses of the Funds

     Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.


                                 DISTRIBUTIONS

Cash Withdrawals


     During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at its Home Office. Generally, surrender or withdrawal requests will be paid within seven calendar days. Withdrawals are not available during the Right to Examine Period.


     If we receive proper notice of a full surrender request, we will pay the Owner's Net Cash Value as of the end of the Valuation Period.

     A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative market value adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. We reserve the right to treat requests for a withdrawal that would leave an Account Value of less than $5,000 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $200 for Flexible Premium Contracts and $500 for One Year Flexible Premium Contracts. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

     The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at its Home Office.

     In addition to any withdrawal charges or applicable market value adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states and municipalities. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


Loan Privileges

     Loan  privileges  are only available on Contracts  qualified  under

403(b). Prior to the Annuitization Date, the Owner of a Contract qualified under 403(b) may receive a loan from the Account Value subject to the terms of the Contract, the specific 403(b) plan, and the Internal Revenue Code, which may impose restrictions on loans.

     Loans from a 403(b) qualified Contracts are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40% of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above.

     All loans are made from the Loan Account. An amount equal to the principal amount of the loan will be transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account(s) (subject to any applicable market value adjustment) in the same proportion that the Account Value in each Investment Account and the Fixed Account(s) bears to the total Account Value in those accounts on the date the loan is made.

     AUL will charge interest on any outstanding loan at an annual rate of 5%. Interest is due and payable on each Contract Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan. Due and unpaid interest will be transferred each Contract Anniversary from each Investment Account and the Fixed Account(s) to the Loan Account in the same proportion that each Investment Account value and the Fixed Account(s) bears to the total unloaned Account Value. The amount we transfer will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

     The Loan Account will be credited with interest daily at an effective annual rate of not less than 3.0%. Beginning in the eleventh Policy Year, the amount in the Loan Account securing the loan will be credited with interest at an effective annual rate in excess of the minimum guaranteed rate of 3.0%. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

     Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner may be repaid within 15 years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

     If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

     If a loan payment is not made when due, interest will continue to accrue. If a loan payment is not made when due, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

     The Company reserves the right to modify the term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

     Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts.

Death Proceeds Payment Provisions

     The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at its Home Office.

     At the time of application, Contract Owners may select one of two death benefits available under the Contract as listed below (the enhanced death benefit option rider may not be available in all states at the time of application).

     If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.

Standard Contractual Death Benefit

     The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:


     1)   the Account Value less any outstanding loan and accrued interest

     2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest.

Enhanced Death Benefit Rider

     The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

     1)   the Account Value less any outstanding loan and accrued interest

     2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest

     3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary

          After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value just prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

Death of the Owner

     If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the Contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth year after the Contract Owner's death.

     If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within 120 days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

     Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

Death of the Annuitant

     If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within 120 days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

     The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Payments from the Variable Account

     Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven days from the date Proper Notice is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period:
(a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

ANNUITY PERIOD

General

     On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected or if the Contract is in its fifth Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable Withdrawal Charge.

     The Annuity Date is the date chosen for annuity payments to begin. Such date will be the first day of a calendar month unless otherwise agreed upon by Us. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by Us.

     Annuitization is irrevocable once payments have begun, unless a variable payment annuity with no life contingency is selected.
     When You annuitize, You must choose:

     1.  An annuity payout option, and

     2. Either a fixed payment annuity, variable payment annuity, or any available combination.

     A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options.

Fixed Payment Annuity

     The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable Premium taxes. The annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

Variable Payment Annuity

     The first payment amount under a Variable Payment Annuity option is set at the first valuation date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table you select, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.


     1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units established remains fixed during the annuity payment period. The dollar amount of subsequent annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

     2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine your first annuity payment. You may select an AIR from 3%, 4% or 5% when you annuitize. A higher AIR means you would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR you choose, annuity payments will remain level.

     3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which you selected.

     4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. We reserve the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by us.

Payment Options

     All or any part of the proceeds paid at death or upon full surrender of this Contract may be paid in one sum or according to one of the following options:

     1.   Income  for  a  Fixed   Period.   Proceeds   are  payable  in  monthly
          installments for a specified number of years, not to exceed 20.

     2. Life Annuity. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.

     3. Survivorship Annuity. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.


     The Contract Proceeds may be paid in any other method or frequency of payment acceptable to us.

     Contract Proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater.

Selection of an Option

     Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant.

                                THE FIXED ACCOUNT(S)

Summary of the Fixed Accounts

     Premiums designated to accumulate on a fixed basis may be allocated to one of several Fixed Accounts which are part of AUL's General Account. Either Market Value Adjusted (MVA) Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. The MVA and Non-MVA Fixed Account(s) may not be available in all states. An Enhanced Averaging Fixed Account will be available in most states in conjunction with the Dollar Cost Averaging program.

     Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.

Non-Market Value Adjusted Fixed Account

     The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least an annual effective rate of 3% ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s).

Market Value Adjusted Fixed Account

     Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over five different Guaranteed Periods: one (1), three (3), five (5), seven (7) or ten (10) years. A guaranteed interest rate, determined and declared by the Company for any Guaranteed Period selected, will be credited unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. The minimum amount of any allocation made to a Market Value Adjusted Fixed Account must be $1,000. MARKET VALUE ADJUSTED FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.

     Generally, the market value adjustment will increase or decrease the value of distributed proceeds depending on how prevailing interest rates compare to the market value adjusted option rates in effect. When prevailing rates are lower than the market value adjusted option rate in effect for the Guaranteed Period elected, distribution proceeds will increase in value. Conversely, when prevailing rates are higher than the Market Value Adjusted option rate in effect for the Guaranteed Period elected, distribution proceeds will decrease in value. In no event will the adjustment reduce the Cash Value attributable to that MVA Fixed Account below that necessary to satisfy statutory nonforfeiture requirements. The effect of a market value adjustment should be carefully considered before electing to surrender allocations in a Market Value Adjusted Fixed Account.

     During the MVA Free Window, you may transfer or withdraw amounts from MVA Fixed Accounts with expiring Guaranteed Periods without Market Value Adjustment. The MVA Free Window is currently set at 30 days prior to the end of the maturity duration selected. We reserve the right to change the MVA Free Window. Such amounts may be transferred to the Investment Accounts or reinvested in different MVA Fixed Accounts for different Guaranteed Periods. If you take no such action, the amount available at the end of the Guaranteed Period will remain in the MVA Fixed Account and a new Guaranteed Period will apply.

     Market Value Adjusted Fixed Accounts are available during the accumulation phase of a Contract only and are not available as fixed accounts during the annuitization phase of a Contract. In addition, Market Value Adjusted Fixed Accounts are not available for use in conjunction with Contract Owner services such as dollar cost averaging and portfolio rebalancing.

Enhanced Averaging Fixed Account

     Initial and subsequent Premiums in the first Contract Year, and prior to the expiration of the Initial DCA Program, may be allocated to the Enhanced Averaging Fixed Account. AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within six months or one year after the initial deposit into this account.

     Amounts allocated in the Enhanced Averaging Fixed Account earn interest at rates periodically determined by AUL that are guaranteed to be at least an effective annual rate of 3%. Any current rate that exceeds the guaranteed rate will be effective for a period of at least six months or one year after the initial deposit into the Enhanced Averaging Fixed Account. Subsequent deposits into the Enhanced Averaging Fixed Account will be credited with the current rate at the time of the deposit.

Withdrawals

     A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

Transfers

     The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested.

     The maximum amount that may be transferred in any one Contract Year from a Non-MVA Fixed Account is the lesser of 20% of that Non-MVA Fixed Account Value as of the last Contract Anniversary or the entire Non-MVA Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Non-MVA Fixed Account Value will be effected on a last-in first-out basis.

     Transfers from MVA Fixed Accounts may be subject to market value adjustment. Transfers from MVA Fixed Accounts to the Variable Account are not subject to the 20% Fixed Account transfer limitation and do not reduce the Free Withdrawal Amount. Transfers and withdrawals of a Contract Owner's MVA Fixed Account Value will be made from the Guarantee Periods you have indicated.

     For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

Contract Charges

     The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

Payments from the Fixed Account(s)

     Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.

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

                            MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

     The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

     Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

     For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

     A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Home Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

Proof of Age and Survival

     AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.

Misstatements

     If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

Acceptance of New Premiums

     AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

Optional Benefits

     There are several riders available at time of application which are described below. These riders carry their own charges which are described in the Expense Table in this Prospectus.

Enhanced Death Benefit Rider

     The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

     1)   the Account Value less any outstanding loan and accrued interest

     2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest

     3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary

          After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value just prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

Guaranteed Minimum Account Value Rider

     For those Contracts which have elected the Guaranteed Minimum Account Value rider at the time of application, the following provisions apply. If your Contract is still in force at the end of the tenth, twentieth, and thirtieth Contract Years, your Account Value will be adjusted to be the greater of:

     1.   The Account Value on that Contract Anniversary, or

     2. The Premiums paid under the Contract multiplied by the appropriate factor shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

     Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. The Guaranteed Minimum Account Value rider is only available on One Year Flexible Premium Deferred Variable Annuity Contracts.

Guaranteed Minimum Annuitization Benefit Rider

     For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If your Contract is annuitized at any time after the tenth Contract Anniversary, the amount applied to the annuity table then current will be the greater of:


     1.   The Account Value at that time, or


     2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.


     The Account value is reduced proportionally for any withdrawals. Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider.

     Any bonus paid is not premium and would, therefore, not be included in the calculation of this benefit.


Long Term Care Facility and Terminal Illness Benefit Rider

     For those Contracts which have elected a Long Term Care Facility and Terminal Illness rider at the time of application, the following provisions apply. Surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous 90 day period to a Long Term Care Facility or a 30 day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Company's Home Office, no surrender charges will be deducted upon withdrawals if the Contract Owner has been diagnosed by that physician to have a terminal illness as defined by the rider provisions.

     The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").

                               FEDERAL TAX MATTERS
INTRODUCTION

     The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. CONSULT YOUR TAX ADVISOR.

DIVERSIFICATION STANDARDS

     Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

     In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a separate account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the separate account.

     If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

     Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

  1. Surrenders or Withdrawals Prior to the Annuity Date

     Code  Section  72  provides  that  amounts  received  upon a surrender or withdrawal from a Contract prior to the annuity date generally will be treated as gross income to the extent that the Account Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.


   2. Surrenders or Withdrawals on or after the Annuity Date


     Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


   3. Amounts received as an Annuity

     For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

     Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans that are qualified under Section 401(a) of the Code.

  4. Penalty Tax on Certain Surrenders and Withdrawals

     With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10% penalty also does not apply in certain other circumstances described in Code
Section 72.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

  1. Distribution-at-Death Rules

     In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the Owner. If the designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.


     For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.


  2. Gift of Annuity Contracts

     Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10% penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

  3. Contracts Owned by Non-Natural Persons


     If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section
59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of a so-called immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

  4. Multiple Contract Rule

     For  purposes  of  determining  the amount of any  distribution  under Code
Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

     The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to Participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

    The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  1. Individual Retirement Annuities

     Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed $3,000 under the laws in effect as of the writing of this prospectus, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

  2. Roth IRA

     Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed $3,000 under the laws in effect as of the writing of this prospectus, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

  3. Corporate Pension and Profit Sharing Plans

     Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

     A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan Participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan Participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

  4. Tax-Deferred Annuities

     Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  5.  Deferred Compensation Plans

     Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

Qualified Plan Federal Taxation Summary

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

     Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump-sums and annuities or  installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

     Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

     Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

     An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

403(b) PROGRAMS - LOAN PRIVILEGES

     Generally, loans are non-taxable. However, loans under a 403(b) Contract are taxable in the event that the loan is in default. Please consult your tax advisor for more details.

                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

     AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

     Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

     Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

     AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by federal la

     Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

     AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

     In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

     AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

     AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

     AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.

LEGAL MATTERS


     Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.

FINANCIAL STATEMENTS

     Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2002, are included in the Statement of Additional Information.


                             PERFORMANCE INFORMATION


     Performance information for the Investment Accounts is shown under "Performance Information" in the Statement of Additional Information. Performance information for the Investment Accounts may also appear in promotional reports and sales literature to current or prospective Contract Owners in the manner described in this section. Performance information in promotional reports and literature may include the yield and effective yield of the Investment Account investing in the OneAmerica Money Market Investment Account, the yield of the remaining Investment Accounts, the average annual total return and the total return of all Investment Accounts. For information on the calculation of current yield and effective yield, see the Statement of Additional Information.


     Quotations of average annual total return for any Investment Account will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Investment Account), and will reflect the deduction of the applicable withdrawal charge, the mortality and expense risk charge, and if applicable, the Annual Contract Fee. Hypothetical quotations of average annual total return may also be shown for an Investment Account for periods prior to the time that the Investment Account commenced operations based upon the performance of the mutual fund portfolio in which that Investment Account invests, and will reflect the deduction of the applicable withdrawal charge, the Annual Contract Fee, and the mortality and expense risk charge as if, and to the extent, that such charges had been applicable. Quotations of total return, actual and hypothetical, may simultaneously be shown that do not take into account certain contractual charges such as the withdrawal charge and the Annual Contract Fee and may be shown for different periods.

     Performance information for any Investment Account reflects only the performance of a hypothetical Contract under which Contract Value is allocated to an Investment Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Fund in which the Investment Account invests, and the market conditions during the given time period, and should not be considered as representation of what may be achieved in the future. For a description of the methods used to determine yield and total return in promotional reports and literature for the Investment Accounts, information on possible uses for performance, and other information, see the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY..................................................................    3
DISTRIBUTION OF CONTRACTS........................................................................    3
CUSTODY OF ASSETS................................................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT.......................................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS...................................    3
  403(b) Programs................................................................................    4
  408 and 408A Programs..........................................................................    4
  457 Programs...................................................................................    5
  Employee Benefit Plans.........................................................................    5
  Tax Penalty for All Annuity Contracts..........................................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities..............................    6
INDEPENDENT ACCOUNTANTS..........................................................................    6
PERFORMANCE INFORMATION..........................................................................    7

FINANCIAL STATEMENTS.............................................................................   10

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

================================================================================

          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

          There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

================================================================================





                INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS


                               Dated: May 1, 2003



================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2003


             INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY
                      Individual Variable Annuity Contracts

                                   Offered By


                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (317) 285-1877



                 Individual Annuity Service Office Mail Address:
                 P.O. Box 7127, Indianapolis, Indiana 46206-7127
                                 (800) 863-9354

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2003.


          A Prospectus is available without charge by calling the number listed above or by mailing the Business Reply Mail card included in this Statement of Additional Information to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS
Description                                                                                        Page


GENERAL INFORMATION AND HISTORY.................................................................    3

DISTRIBUTION OF CONTRACTS.......................................................................    3

CUSTODY OF ASSETS...............................................................................    3

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT......................................................    3

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS...............................    3
  403(b) Programs...............................................................................    4
  408 and 408A Programs.........................................................................    4
  457 Programs..................................................................................
  Employee Benefit Plans........................................................................    5
  Tax Penalty for All Annuity Contracts.........................................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities.............................    5

INDEPENDENT ACCOUNTANTS.........................................................................    6

PERFORMANCE INFORMATION.........................................................................    7

FINANCIAL STATEMENTS............................................................................   10

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS


     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.


     OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.


                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

     The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

     The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

     Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

     The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

     Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS


     Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to a 403(b) Program to $12,000 a year for 2003 and $13,000 for 2004. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $40,000, or (b) 100% of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.


     The limits described above do not apply to amounts "rolled over" from another Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

     Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

     If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

     Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $3,000 per year or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $500. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $3,000 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

     Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25% of the Contract Owner's compensation, or (b) $40,000. Premiums paid through salary reduction are subject to additional annual limits.

     Withdrawals   from  Roth   IRAs  may  be  made   tax-free   under   certain
circumstances. Please consult your tax advisor for more details.


457 PROGRAMS


     Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $12,000 for 2003 and $13,000 for 2004, or (b) 100% of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three years ending before the Contract Owner reaches his normal retirement age under the 457 Program. Effective January 1, 1997, the limit on deferrals is indexed in $500 increments.


EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.


     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.


     The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $40,000, or (b) 100% of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

     Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.



     In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.



WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND
   TAX-DEFERRED ANNUITIES

     Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

     All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                             INDEPENDENT ACCOUNTANTS


     The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2002 and 2001 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, independent accountants, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                             PERFORMANCE INFORMATION


     Performance information for the Investment Accounts is shown in this Statement of Additional Information. Performance information for the Investment Accounts may also appear in promotional reports and literature to current or prospective Contract Owners in the manner described in this section. Performance information in promotional reports and literature may include the yield and effective yield of the Investment Account investing in the OneAmerica Money Market Portfolio ("Money Market Investment Account"), the yield of the remaining Investment Accounts, the average annual total return and the total return of all Investment Accounts.


     Current yield for the Money Market Investment Account will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro rata share of the Investment Account's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figures carried to at least the nearest hundredth of one percent.

     Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                             365/7
Effective Yield  =  [(Base Period Return + 1)     ] - 1


Quotations of yield for the remaining Investment Accounts will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

             a-b       6
YIELD =  2[(-----) + 1)  - 1]
             cd

where a = net investment income earned during the period by the Portfolio attributable to shares owned by the Investment Account

      b = expenses accrued for the period (net of reimbursements), c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

      d = the value (maximum offering period) per Accumulation Unit on the last day of the period.

     Quotations of average annual total return for any Investment Account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Investment Account), calculated pursuant to the following formula: P(1 + T)**n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Hypothetical quotations of average total return may also be shown for an Investment Account for periods prior to the time that the Investment Account commenced operations based upon the performance of the mutual fund portfolio in which that Investment Account invests, as adjusted for applicable charges. All standardized total return figures reflect the deduction of the applicable withdrawal charge, the Annual Contract Fee, and the mortality and expense risk charge. Quotations of total return, actual and hypothetical, may simultaneously be shown that do not take into account certain contractual charges such as the withdrawal charge and the Annual Contract Fee and quotations of total return may reflect other periods of time.

     The average annual return that the Investment Accounts achieved for the one year, three year, five year, and the lesser of ten years or since inception for the periods ending

December 31, 2002 under a Flexible Premium Contract and a One Year Flexible Premium Contract (assuming the withdrawal charge is taken into account in computing the ending redeemable value) and all Contracts (assuming the withdrawal charge is not taken into account in computing the ending redeemable value) may be found in this Statement of Additional Information.


     Performance information for an Investment Account may be compared, in promotional reports and literature, to: (1) the Standard & Poor's 500 Composite Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare an Investment Account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Investment Account reflects only the performance of a hypothetical Contract under which an Owner's Account Value is allocated to an Investment Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Funds in which the Investment Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Promotional reports and literature may also contain other information including (1) the ranking of any Investment Account derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; (2) the effect of tax-deferred compounding on an Investment Account's investment returns, or returns in general, which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis; (assuming one or more tax rates) with the return on a taxable basis; and (3) AUL's rating or a rating of AUL's claim-paying ability by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     The following tables present the return on investment for each of the Investment Accounts. The return on investment figures in the first table (including charges) represents a change in an Accumulation Unit allocated to an Investment Account and takes into account Variable Account charges such as the mortality and expense risk charge, withdrawal charges, and a pro-rata portion of the administrative charge. Since Flexible Premium Contracts are no longer available for sale, this table represents One Year Flexible Premium Contracts only. The return on investment figures in the second table (excluding charges) include the mortality and expense risk charge and a pro-rata portion of the administrative charge, but do not reflect the deduction of withdrawal charges. For the periods that a particular Investment Account has been in operation (see the Inception Date of Investment Account column), the figures represent actual performance. Therefore, the performance figures for the Lessor of One Year or Since Inception represent actual performance. For the periods that precede the creation of the Investment Account, if the mutual fund portfolio was in existence (see Inception Date of Mutual Fund column), results represent hypothetical returns that the Investment Accounts that invest in the corresponding Mutual Fund Portfolios would have achieved had they invested in such Portfolios for the periods indicated. Therefore, the performance figures for the 3 year, 5 year, and the Lessor of 10 Years or Since Inception may be hypothetical, or they may represent actual performance, based on the inception date of a particular Investment Account and the mutual fund portfolio. For the Lesser of 10 Years or Since Inception (the last column), if the Mutual Fund has been in existence for 10 Years, then the return reflects hypothetical performance of the mutual fund; if the mutual fund has not been in existence for 10 Years, then the return reflects actual performance of the Investment Account.




                                             Performance (including charges) for One Year Flexible Premium Contracts

                                             ACTUAL PERFORMANCE          |      ACTUAL/HYPOTHETICAL PERFORMANCE
                                                              Average    |   Average       Average       Average        Average
                                                              Annual     |    Annual        Annual        Annual         Annual
                                                            Return on    |  Return on     Return on     Return on      Return on
                                   Inception  Inception     Investment   |  Investment    Investment    Investment     Investment
                                    Date of    Date of     for lessor of | for 1 Year    for 3 Years   for 5 Years   for lesser of
                                    Mutual   Investment      1 Year or   |   ending        ending        ending       10 Years or
Investment Account                   Fund      Account    Since Inception|  12/31/02       12/31/02      12/31/02    Since Inception
------------------                   ----      -------       --------    |  --------       --------      --------    ---------------
OneAmerica Asset Director           4/10/90    04/30/99      (9.57%)     |   (9.57%)        4.84%          4.32%          8.03%
OneAmerica Investment                                                    |
  Grade Bond                        4/10/90    04/30/99       0.15%      |    0.15%         5.81%          4.88%          5.51%
OneAmerica Money Market             4/10/90    04/30/99      (6.06%)     |   (6.06%)        0.92%          2.38%          2.98%
OneAmerica Value                    4/10/90    04/30/99     (13.68%)     |  (13.68%)        4.04%          3.63%          9.70%
Alger American Growth               1/09/89    04/30/99     (37.83%)     |  (37.83%)      (22.50%)        (1.69%)         7.99%
Alger American Small                                                     |
 Capitalization                     9/20/88    05/01/00     (31.55%)     |  (31.55%)      (26.36%)       (13.18%)         2.58%
American Century(R) VP Income &                                          |
 Growth                            10/30/97    04/30/99     (25.18%)     |  (25.18%)      (15.16%)        (7.19%)       (11.32%)
American Century(R) VP                                                   |
 International                      5/01/94    04/30/99     (26.11%)     |  (26.11%)      (24.31%)        (3.39%)       (13.51%)
AMT Fasciano Class S                3/24/01    04/14/03       n.a.       |    n.a.          n.a.           n.a.         (16.53%)
AMT Limited Maturity Bond           9/10/84    04/14/03       n.a.       |   (2.23%)        4.22%          3.62%          4.33%
AMT Regency                         6/01/99    04/14/03       n.a.       |  (17.00%)        n.a.           n.a.         (12.22%)
Calvert Social Mid Cap Growth       7/16/91    04/30/99     (33.40%)     |  (33.40%)      (13.37%)        (2.10%)         4.61%
Fidelity(R) VIP Asset Manager(SM)   9/06/89    04/30/99     (15.30%)     |  (15.30%)       (8.04%)        (0.19%)         5.89%
Fidelity(R) VIP Contrafund(R)       1/03/95    04/30/99     (15.87%)     |  (15.87%)      (11.77%)         2.02%         (7.04%)
Fidelity(R) VIP Equity-Income      10/09/86    04/30/99     (22.93%)     |  (22.93%)       (7.50%)        (1.32%)         8.59%
Fidelity(R) VIP Growth             10/09/86    04/30/99     (35.15%)     |  (35.15%)      (22.05%)        (1.98%)         7.24%
Fidelity(R) VIP High Income         9/19/85    04/30/99      (3.99%)     |   (3.99%)      (13.18%)        (7.57%)         2.32%
Fidelity(R) VIP Index 500           8/27/92    04/30/99     (27.85%)     |  (27.85%)      (16.94%)        (2.46%)         7.84%
Fidelity(R) VIP Overseas            1/28/87    04/30/99     (26.03%)     |  (26.03%)      (22.26%)        (5.51%)         3.55%
INVESCO VIF-Dynamics Fund           8/25/97    08/30/01     (37.92%)     |  (37.92%)      (25.36%)        (5.50%)       (28.41%)
INVESCO VIF-Financial Services Fund 9/21/99    08/30/01     (21.64%)     |  (21.64%)       (6.87%)          n.a.        (18.22%)
INVESCO VIF-Health Sciences Fund    5/22/97    08/30/01     (30.63%)     |  (30.63%)       (7.74%)         2.58%        (24.32%)
INVESCO VIF-High Yield Fund         5/27/94    08/30/01      (8.47%)     |   (8.47%)      (12.79%)        (9.41%)        (1.79%)
INVESCO VIF-Real Estate                                                  |
        Opportunity Fund            4/01/98    08/30/01      (1.79%)     |   (1.79%)        7.42%           n.a.          2.21%
INVESCO VIF-Utilities Fund          1/03/95    08/30/01     (27.89%)     |  (27.89%)      (21.56%)        (6.87%)       (23.95%)
Janus Aspen Series Flexible Income  9/13/93    04/30/99       2.55%      |    2.55%         5.37%          5.31%          5.59%
Janus Aspen Series Worldwide Growth 9/13/93    04/30/99     (30.88%)     |  (30.88%)      (23.35%)        (1.01%)       (12.81%)
PBHG Insurance Series Growth II     5/01/97    04/30/99     (35.45%)     |  (35.45%)      (31.68%)        (7.39%)       (17.41%)
PBHG Insurance Series                                                    |
  Mid-Cap Value                    11/30/98    04/14/03       n.a.       |  (24.48%)       (5.43%)         n.a.           0.37%
PBHG Insurance Series Small Cap    10/29/97    04/14/03       n.a.       |  (37.17%)       (4.75%)         2.03%          2.94%
PBHG Insurance Series Technology                                         |
 & Communications                   5/01/97    04/30/99     (57.33%)     |  (57.33%)      (51.07%)       (12.38%)       (30.50%)
Safeco RST Equity                   4/03/87    04/30/99     (31.25%)     |  (31.25%)      (17.88%)        (5.51%)         7.42%
Safeco RST Growth                                                        |
 Opportunities                      1/07/93    04/30/99     (42.18%)     |  (42.18%)      (13.63%)        (7.13%)       (10.90%)
T. Rowe Price Equity Income         3/31/94    04/30/99     (19.38%)     |  (19.38%)       (2.68%)         0.76%         (5.32%)
T. Rowe Price Limited-Term Bond     3/29/95    05/01/00      (2.18%)     |   (2.18%)        4.87%          4.18%          5.09%
T. Rowe Price Mid-Cap Growth       12/31/96    05/01/00     (26.93%)     |  (26.93%)       (8.22%)         2.86%        (10.92%)



                                       19

                                                     PERFORMANCE OF THE INVESTMENT ACCOUNTS (continued)

                                            Performance (excluding charges) for One Year Flexible Premium Contracts

                                            ACTUAL PERFORMANCE          |      ACTUAL/HYPOTHETICAL PERFORMANCE
                                                                        |
                                                             Average    |   Average       Average       Average        Average
                                                             Annual     |    Annual        Annual        Annual         Annual
                                                           Return on    |  Return on     Return on     Return on      Return on
                                   Inception   Inception   Investment   |  Investment    Investment    Investment     Investment
                                    Date of     Date of   for lessor of | for 1 Year    for 3 Years   for 5 Years   for lesser of
                                    Mutual    Investment    1 Year or   |   ending        ending        ending       10 Years or
Investment Account                   Fund       Account  Since Inception|  12/31/01       12/31/01      12/31/01    Since Inception
------------------                   ----       -------     --------    |  --------       --------      --------    ---------------
OneAmerica Asset Director           4/10/90    04/30/99     (3.63%)     |   (3.63%)        6.42%          4.88%          8.03%
OneAmerica Investment                                                   |
 Grade Bond                         4/10/90    04/30/99      6.73%      |    6.73%         7.40%          5.44%          5.51%
OneAmerica Money Market             4/10/90    04/30/99      0.10%      |    0.10%         2.44%          2.93%          2.98%
OneAmerica Value                    4/10/90    04/30/99     (8.01%)     |   (8.01%)        5.61%          4.18%          9.70%
Alger American Growth               1/09/89    04/30/99    (33.75%)     |  (33.75%)      (21.33%)        (1.16%)         7.99%
Alger American Small                                                    |
 Capitalization                     9/20/88    05/01/00    (27.05%)     |  (27.05%)      (25.66%)       (12.71%)        (2.58%)
American Century(R) VP Income &                                         |
 Growth                            10/30/97    04/30/99    (20.27%)     |  (20.27%)      (13.88%)        (6.69%)       (10.45%)
American Century(R) VP                                                  |
 International                      5/01/94    04/30/99    (21.26%)     |  (21.26%)      (23.17%)        (2.87%)       (12.66%)
AMT Fasciano Class S                3/14/01    05/01/03      n.a.       |    n.a.          n.a.           n.a.          (2.77%) /
AMT Limited Maturity Bond           9/10/84    05/01/03      n.a.       |    4.19%         5.80%          4.18%          4.33%
AMT Regency                         6/01/99    05/01/03      n.a.       |  (11.55%)        n.a.           n.a.          (8.80%)
Calvert Social Mid Cap Growth       7/16/91    04/30/99    (29.03%)     |  (29.03%)      (12.06%)        (1.58%)         4.61%
Fidelity(R) VIP Asset Manager(SM)   9/06/89    04/30/99     (9.73%)     |   (9.73%)       (6.65%)         0.34%          5.89%
Fidelity(R) VIP Contrafund(R)       1/03/95    04/30/99    (10.35%)     |  (10.35%)      (10.43%)         2.57%         (6.13%)
Fidelity(R) VIP Equity-Income      10/09/86    04/30/99    (17.87%)     |  (17.87%)       (6.10%)        (0.79%)         8.59%
Fidelity(R) VIP Growth             10/09/86    04/30/99    (30.89%)     |  (30.89%)      (20.87%)        (1.46%)         7.24%
Fidelity(R) VIP High Income         9/19/85    04/30/99      2.31%      |    2.31%       (11.86%)        (7.07%)         2.32%
Fidelity(R) VIP Index 500           8/27/92    04/30/99    (23.12%)     |  (23.12%)      (15.68%)        (1.94%)         7.84%
Fidelity(R) VIP Overseas            1/28/87    04/30/99    (21.17%)     |  (21.17%)      (21.08%)        (5.01%)         3.55%
INVESCO VIF-Dynamics Fund           8/25/97    08/30/01    (33.84%)     |  (33.84%)      (24.23%)        (4.99%)       (25.44%)
INVESCO VIF-Financial Services Fund 9/21/99    08/30/01    (16.50%)     |  (16.50%)       (2.90%)          n.a.        (14.82%)
INVESCO VIF-Health Sciences Fund    5/22/97    08/30/01    (26.08%)     |  (26.08%)       (6.35%)         3.13%        (21.18%)
INVESCO VIF-High Yield Fund         5/27/94    08/30/01     (2.46%)     |   (2.46%)      (11.48%)        (8.92%)         2.29%
INVESCO VIF-Real Estate                                                 |
        Opportunity Fund            4/01/98    08/30/01      4.65%      |    4.65%         9.04%           n.a.          6.46%
INVESCO VIF-Utilities Fund          1/03/95    08/30/01    (23.16%)     |  (23.16%)      (20.37%)        (6.37%)       (20.79%)
Janus Aspen Series Flexible Income  9/13/93    04/30/99      9.28%      |    9.28%         6.97%          5.88%          6.63%
Janus Aspen Series Worldwide Growth 9/13/93    04/30/99    (26.34%)     |  (26.34%)      (22.19%)        (0.48%)       (11.95%)
PBHG Insurance Series Growth II     5/01/97    04/30/99    (31.21%)     |  (31.21%)      (30.65%)        (6.89%)       (16.60%)
PBHG Insurance Series Mid Cap      11/30/98    05/01/03      n.a.       |  (19.52%)       (4.00%)         n.a.           1.02%
PBHG Insurance Series Small Cap    10/29/97    05/01/03      n.a.       |  (33.05%)       (3.31%)         2.58%          3.30%
PBHG Insurance Series Technology                                        |
 & Communications                   5/01/97    04/30/99    (54.53%)     |  (54.53%)      (50.33%)       (11.91%)       (29.82%)
SAFECO RST Equity                   4/03/87    04/30/99    (26.74%)     |  (26.74%)      (16.64%)        (5.01%)         7.42%
SAFECO RST Growth                                                       |
 Opportunities                      1/07/93    04/30/99    (38.38%)     |  (38.38%)      (12.33%)        (6.64%)       (10.03%)
T. Rowe Price Equity Income         3/31/94    04/30/99    (14.09%)     |  (14.09%)       (1.21%)         1.30%         (4.39%)
T. Rowe Price Limited-Term Bond     3/29/95    05/01/00      4.24%      |    4.24%         6.46%          4.74%          6.88%
T. Rowe Price Mid-Cap Growth       12/31/96    05/01/00    (22.13%)     |  (22.13%)       (6.83%)         3.41%         (9.41%)



                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT

     The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2002 are included in this Statement of Additional Information.

A Message
From
The Chairman of the Board
and President of
OneAmerica Funds, Inc.


To Participants in AUL American Individual Variable Annuity Unit Trust

Once again, this past year held many unwelcome surprises for investors. At the beginning of 2002, most economists were predicting a slow, steady recovery for the United States economy, which would provide a positive backdrop for the stock market. Instead, economic activity tended to be erratic during the year with expectations for subdued growth continuing into 2003. Investor confidence was shaken repeatedly during the year as a result of corporate scandals and bankruptcy announcements. In addition, international issues have increased the challenges with a possible war with Iraq looming on the horizon, North Korea threatening to restart its nuclear weapons program and the risk of terrorism lingering throughout the world.

Not surprisingly, this host of events had a negative impact on the stock market. For the third consecutive year, major equity indices reported losses - something that hasn't happened in sixty years.

Weakness in stocks prompted many investors to seek the relative safety of bonds. This increased demand for bonds, combined with continued interest rate cuts by the Federal Reserve, helped produce positive absolute returns for bond funds. According to Lipper, Inc., a global leader in supplying mutual fund information, domestic taxable bond funds earned an average return of 6.0% during 2002, compared with a loss of 22.4% for diversified U.S. stock funds.

As we begin 2003, we are encouraged by some of the indicators that are beginning to emerge. Underlying economic strengths include job growth in small businesses, low inventories, widening profit margins, and growing corporate profits. It is hoped these factors will result in increased corporate investment. That, along with continued consumer spending, will be vital to future economic growth and hopefully an end to the bear market that has engulfed stocks since 2000.

The bond market continues to benefit from the subdued economy, a disruptive world political environment, and the low interest rate targets set by the Federal Reserve Board. The potential for significant price appreciation, however, is limited given the historically low level of interest rates.

In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.


                                         R. Stephen Radcliffe
                                         Chairman of the Board of Directors and
                                         President of OneAmerica Funds, Inc.

Indianapolis, Indiana
February 5, 2003

Report of Independent Accountants





The Contract Owners of
AUL American Individual Variable Annuity Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2002, the results of its operations, changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.




/S/PricewaterhouseCoopers, LLP


Indianapolis, Indiana
January 31, 2003

              AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF NET ASSETS
                               December 31, 2002

                                              OneAmerica Funds                           Fidelity
                                                        Investment                    VIP          VIP
                                 Value   Money Market   Grade Bond Asset Director High Income    Growth
Assets:
  Investments at value      $  9,948,506 $ 36,446,892  $12,988,324  $ 12,592,579 $ 1,701,457  $ 7,597,667



Net assets                  $  9,948,506 $ 36,446,892  $12,988,324  $ 12,592,579 $ 1,701,457  $ 7,597,667



Units outstanding              1,791,285   31,692,949    2,048,612     2,139,150     490,498    2,349,525



Accumulation unit value     $       5.55 $       1.15  $      6.34  $      5.89  $      3.47  $      3.23



                                                        Fidelity

                                  VIP          VIP          VIP          VIP          VIP
                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund


Assets:
  Investments at value      $    696,125 $  7,692,217  $13,272,451  $  5,591,800 $ 9,120,697



Net assets                  $    696,125 $  7,692,217  $13,272,451  $  5,591,800 $ 9,120,697



Units outstanding                206,101    1,699,659    3,866,013     1,365,713   2,128,787



Accumulation unit value     $       3.38 $       4.53  $      3.43  $      4.09  $      4.28


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                               December 31, 2002

                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid Cap
                             International & Growth       Growth      Small Cap     Growth

Assets:
  Investments at value      $    922,116 $  2,371,661  $11,995,164  $  1,391,266 $ 1,139,094



Net assets                  $    922,116 $  2,371,661  $11,995,164  $  1,391,266 $ 1,139,094



Units outstanding                253,505      642,729    3,950,646       704,831     308,759



Accumulation unit value     $       3.64 $       3.69  $      3.04  $      1.97  $      3.69



                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth

Assets:
  Investments at value      $  1,385,062 $  2,034,573  $12,417,567  $  4,307,985 $ 3,160,798



Net assets                  $  1,385,062 $  2,034,573  $12,417,567  $  4,307,985 $ 3,160,798



Units outstanding                465,432    1,291,191    2,647,960       698,214     802,660



Accumulation unit value     $       2.97 $       1.58  $      4.69  $      6.17  $      3.94


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                               December 31, 2002

                                       Janus                    SAFECO                    INVESCO

                               Worldwide   Flexible                  RST Growth               VIF-Financial
                                Growth      Income      RST Equity  OpportunitiesVIF-Dynamics   Services

Assets:
  Investments at value      $  7,743,083 $  7,211,660  $ 1,261,935  $  2,514,187 $   396,423  $   285,529



Net assets                  $  7,743,083 $  7,211,660  $ 1,261,935  $  2,514,187 $   396,423  $   285,529



Units outstanding              2,096,588    1,139,282      420,636       623,788     117,347       67,306



Accumulation unit value     $       3.69 $       6.33  $      3.00  $      4.03  $      3.38  $      4.24



                                                   INVESCO

                              VIF-Health              VIF-Real Estate   VIF-
                               Sciences   VIF-Utilities Opportunity  High Yield

Assets:
  Investments at value      $    551,253 $    511,207  $   555,659  $    294,609



Net assets                  $    551,253 $    511,207  $   555,659  $    294,609



Units outstanding                146,777      147,633      105,438        66,804



Accumulation unit value     $       3.76 $       3.46  $      5.27  $      4.41



The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF OPERATIONS
                      for the year ended December 31, 2002

                                              OneAmerica Funds                           Fidelity

                                                        Investment                    VIP          VIP
                                 Value   Money Market   Grade Bond Asset Director High Income    Growth

Investment income:
  Dividend income           $    115,274 $    321,757  $   537,487  $    307,905 $   149,195  $    22,188

  Net investment
   income                        115,274      321,757      537,487       307,905     149,195       22,188


Gain (loss) on investments:
  Net realized gain (loss)       (82,260)           -       72,163       (43,799)   (306,693)   (1,408,395)
  Realized gain distributions    302,997            -       10,829       259,665           -             -
  Net change in unrealized
   appreciation
   (depreciation)             (1,133,920)           -      120,427      (936,263)    215,824    (1,744,549)

  Net gain (loss)               (913,183)           -      203,419      (720,397)    (90,869)   (3,152,944)


Increase (decrease) in
  net assets from operations$   (797,909)$    321,757  $   740,906  $   (412,492)$    58,326  $ (3,130,756)


                                                        Fidelity

                                  VIP          VIP          VIP          VIP          VIP
                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund

Investment income:
  Dividend income           $      6,015 $    289,685  $   160,158  $     66,008 $    60,583

  Net investment
   income                          6,015      289,685      160,158        66,008      60,583


Gain (loss) on investments:
  Net realized gain (loss)      (147,937)    (341,106)    (691,740)      (88,764)   (295,949)
  Realized gain distributions          -            -            -        89,843           -
  Net change in unrealized
   appreciation
   (depreciation)                 19,274     (661,872)  (2,852,395)   (1,001,531)   (559,516)

  Net gain (loss)               (128,663)  (1,002,978)  (3,544,135)   (1,000,452)   (855,465)


Increase (decrease) in
  net assets from operations$   (122,648)$   (713,293) $(3,383,977) $   (934,444)$  (794,882)


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      for the year ended December 31, 2002

                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid Cap
                             International & Growth       Growth      Small Cap     Growth

Investment income:
  Dividend income           $      6,499 $     19,620  $     5,459  $         - $           -

  Net investment
   income                          6,499       19,620        5,459            -             -


Gain (loss) on investments:
  Net realized gain (loss)      (239,267)    (225,723)  (1,660,487)  (1,059,445)     (281,745)
  Realized gain distributions          -            -            -            -             -
  Net change in unrealized
   appreciation
   (depreciation)                 83,223     (242,255)  (4,221,873)    (281,859)     (219,629)

  Net gain (loss)               (156,044)    (467,978)  (5,882,360)  (1,341,304)     (501,374)


Increase (decrease) in
  net assets from operations$   (149,545)$   (448,358) $(5,876,901) $(1,341,304)$    (501,374)


                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth

Investment income:
  Dividend income           $          - $           -  $   190,116 $    133,938 $         -

  Net investment
   income                              -             -      190,116      133,938           -


Gain (loss) on investments:
  Net realized gain (loss)       (42,621)      (14,892)      17,019       (3,067)     (5,833)
  Realized gain distributions          -             -       10,454            -           -
  Net change in unrealized
   appreciation
   (depreciation)               (631,243)   (2,295,726)  (1,797,090)      30,877    (505,027)

  Net gain (loss)               (673,864)   (2,310,618)  (1,769,617)      27,810    (510,860)


Increase (decrease) in
  net assets from operations$   (673,864)$  (2,310,618)$ (1,579,501)$    161,748 $  (510,860)


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      for the year ended December 31, 2002

                                       Janus                    SAFECO                    INVESCO

                               Worldwide   Flexible                  RST Growth      VIF-     VIF-Financial
                                Growth      Income      RST Equity  Opportunities  Dynamics     Services

Investment income:
  Dividend income           $     78,170 $    262,652  $    15,948  $         - $          -  $       451

  Net investment
   income                         78,170      262,652       15,948            -            -          451


Gain (loss) on investments:
  Net realized gain (loss)      (950,728)      63,437     (170,402)    (180,141)     (38,131)      (1,436)
  Realized gain distributions          -            -            -        9,705            -            -
  Net change in unrealized
   appreciation
   (depreciation)             (1,512,297)     182,945      (192,810) (1,076,814)     (10,111)     (28,434)

  Net gain (loss)             (2,463,025)     246,382      (363,212) (1,247,250)     (48,242)     (29,870)


Increase (decrease) in
  net assets from operations$ (2,384,855)$    509,034  $   (347,264)$(1,247,250)$    (48,242) $   (29,419)


                                                    INVESCO

                              VIF-Health              VIF-Real Estate   VIF-
                               Sciences   VIF-Utilities Opportunity  High Yield

Investment income:
  Dividend income           $          - $      8,648  $    13,855  $     4,451

  Net investment
   income                              -        8,648       13,855        4,451


Gain (loss) on investments:
  Net realized gain (loss)        (8,447)     (16,074)      (6,602)      (2,577)
  Realized gain distributions          -            -            -            -
  Net change in unrealized
   appreciation
   (depreciation)                (62,622)     (20,783)     (29,483)       4,940

  Net gain (loss)                (71,069)     (36,857)     (36,085)       2,363


Increase (decrease) in
  net assets from operations$    (71,069)$    (28,209) $   (22,230) $     6,814


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable annuity Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           OneAmerica Funds

                                       Value                 Money Market          Investment Grade Bond

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/02    12/31/01      12/31/02     12/31/01     12/31/02     12/31/01

Increase in net assets
from operations:
  Net investment income     $    115,274 $     43,718  $     321,757 $      722,083 $    537,487  $   274,663
  Net realized gain (loss)       (82,260)      13,491              -              -       72,163       70,736
  Realized gain distributions    302,997      183,835              -              -       10,829            -
  Net change in unrealized
   appreciation (depreciation)(1,133,920)      43,064              -              -      120,427     (178,055)

Increase (decrease)
  in net assets
  from operations               (797,909)     284,108        321,757        722,083      740,906      167,344


Contract owner transactions:
   Proceeds from units sold   10,117,687    4,655,470  1,269,477,269  1,558,298,484   13,053,902    6,804,472
   Cost of units redeemed     (3,128,479)  (1,866,690)(1,269,696,503)(1,535,869,818)  (6,387,845)  (2,410,530)
   Account charges               (97,958)     (26,002)      (381,521)      (363,732)    (128,167)     (48,459)

      Increase (decrease)      6,891,250    2,762,778       (600,755)    22,064,934    6,537,890    4,345,483


Net increase (decrease)        6,093,341    3,046,886       (278,998)    22,787,017    7,278,796    4,512,827
Net assets, beginning          3,855,165      808,279     36,725,890     13,938,873    5,709,528    1,196,701

Net assets, ending          $  9,948,506 $  3,855,165  $  36,446,892  $  36,725,890 $ 12,988,324  $ 5,709,528


Units sold                     1,719,119      841,964  1,113,788,695  1,392,580,561    2,141,488    1,179,450
Units redeemed                  (573,545)    (346,922)(1,114,513,353)(1,372,910,217)  (1,064,536)    (425,872)


Net increase (decrease)        1,145,574      495,042       (724,658)    19,670,344    1,076,952      753,578
Units outstanding, beginning     645,711      150,669     32,417,607     12,747,263      971,660      218,082

Units outstanding, ending      1,791,285      645,711     31,692,949     32,417,607    2,048,612      971,660


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                 OneAmerica Funds                           Fidelity

                                  Asset Director             VIP High Income            VIP Growth

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/02    12/31/01      12/31/02     12/31/01     12/31/02     12/31/01

Increase in net assets
from operations:
  Net investment income     $    307,905 $    104,041 $     149,195  $      162,196 $      22,188 $     6,905
  Net realized gain (loss)       (43,799)      53,300      (306,693)       (142,605)   (1,408,395)   (628,342)
  Realized gain distributions    259,665      140,351             -               -             -     649,152
  Net change in unrealized
   appreciation (depreciation)  (936,263)     (12,224)      215,824        (207,031)   (1,744,549) (1,989,843)

Increase (decrease)
  in net assets
  from operations               (412,492)     285,468        58,326        (187,440)   (3,130,756) (1,962,128)


Contract owner transactions:
   Proceeds from units sold   11,803,674    4,682,977       687,716         830,016     2,886,257   5,773,269
   Cost of units redeemed     (2,981,028)  (1,301,193)     (503,827)       (374,639)   (2,557,110) (2,757,271)
   Account charges              (122,945)     (29,619)      (19,944)        (18,138)     (116,051)   (130,288)

      Increase (decrease)      8,699,701    3,352,165       163,945         437,239       213,096   2,885,710


Net increase (decrease)        8,287,209    3,637,633       222,271         249,799    (2,917,660)    923,582
Net assets, beginning          4,305,370      667,737     1,479,186       1,229,387    10,515,327   9,591,745

Net assets, ending          $ 12,592,579 $  4,305,370 $   1,701,457  $    1,479,186 $   7,597,667 $10,515,327


Units sold                     1,965,040      824,697       207,015         228,192       771,816   1,177,244
Units redeemed                  (538,579)    (234,206)     (157,622)       (110,691)     (695,168)   (611,233)


Net increase (decrease)        1,426,461      590,491        49,393         117,501        76,648     566,011
Units outstanding, beginning     712,689      122,198       441,105         323,604     2,272,877   1,706,866

Units outstanding, ending      2,139,150      712,689       490,498         441,105     2,349,525   2,272,877


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                               Fidelity

                                   VIP Overseas             VIP Asset Manager          VIP Index 500

                                   Year        Year          Year         Year         Year         Year
                                   ended       ended         ended        ended        ended        ended
                                 12/31/02    12/31/01      12/31/02     12/31/01     12/31/02     12/31/01

Increase in net assets
from operations:
  Net investment income     $      6,015 $     31,995  $    289,685  $     275,009  $    160,158  $   131,052
  Net realized gain (loss)      (147,937)   1,130,762      (341,106)      (252,551)     (691,740)    (185,472)
  Realized gain distributions          -       50,573             -        103,129             -            -
  Net change in unrealized
   appreciation (depreciation)    19,274     (162,133)     (661,872)      (445,389)   (2,852,395)  (1,540,529)

Increase (decrease)
  in net assets
  from operations               (122,648)   1,051,197      (713,293)      (319,802)   (3,383,977)  (1,594,949)


Contract owner transactions:
   Proceeds from units sold    5,819,977  203,170,633     2,221,941      3,416,596     6,222,682    7,046,592
   Cost of units redeemed     (5,676,308)(204,202,478)   (1,595,961)    (1,585,393)   (3,363,307)  (2,910,254)
   Account charges                (9,548)     (34,188)     (103,354)      (101,529)     (177,343)    (163,383)

      Increase (decrease)        134,121   (1,066,033)      522,626      1,729,674     2,682,032    3,972,955


Net increase (decrease)           11,473      (14,836)     (190,667)     1,409,872      (701,945)   2,378,006
Net assets, beginning            684,652      699,488     7,882,884      6,473,012    13,974,396   11,596,390

Net assets, ending          $    696,125 $    684,652  $  7,692,217  $   7,882,884  $ 13,272,451  $13,974,396


Units sold                     1,617,366   41,001,304       479,962        686,825     1,623,426    1,573,737
Units redeemed                (1,572,858) (40,969,849)     (370,080)      (348,567)     (922,294)    (717,306)


Net increase (decrease)           44,508       31,455       109,882        338,258       701,132      856,431
Units outstanding, beginning     161,593      130,138     1,589,777      1,251,519     3,164,881    2,308,450

Units outstanding, ending        206,101      161,593     1,699,659      1,589,777     3,866,013    3,164,881

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                  Fidelity                           American Century

                                 VIP Equity-Income           VIP Contrafund          VP International

                                   Year        Year          Year         Year         Year         Year
                                   ended       ended         ended        ended        ended        ended
                                 12/31/02    12/31/01      12/31/02     12/31/01     12/31/02     12/31/01

Increase in net assets
from operations:
  Net investment income     $     66,008  $    39,111  $      60,583  $     48,983   $     6,499 $       645
  Net realized gain (loss)       (88,764)     (31,607)      (295,949)     (347,006)     (239,267)   (308,919)
  Realized gain distributions     89,843      109,882              -       172,879             -      71,290
  Net change in unrealized
   appreciation (depreciation)(1,001,531)    (253,852)      (559,516)     (747,831)       83,223    (119,262)

Increase (decrease)
  in net assets
  from operations               (934,444)    (136,466)      (794,882)     (872,975)     (149,545)   (356,246)


Contract owner transactions:
   Proceeds from units sold    3,540,127    2,730,270      4,180,784     4,591,416     5,649,619  27,600,162
   Cost of units redeemed       (934,076)    (707,210)    (1,710,164)   (2,501,493)   (5,562,792)(27,028,248)
   Account charges               (70,136)     (43,619)      (112,334)      (93,089)      (10,753)    (14,913)

      Increase (decrease)      2,535,915    1,979,441      2,358,286     1,996,834        76,074     557,001


Net increase (decrease)        1,601,471    1,842,975      1,563,404     1,123,859       (73,471)    200,755
Net assets, beginning          3,990,329    2,147,354      7,557,293     6,433,434       995,587     794,832

Net assets, ending          $  5,591,800 $  3,990,329    $ 9,120,697  $  7,557,293   $   922,116  $  995,587


Units sold                       783,572      548,737        932,392       972,565     1,428,360   5,104,996
Units redeemed                  (227,285)    (153,308)      (402,597)     (568,085)   (1,392,801) (5,010,287)


Net increase (decrease)          556,287      395,429        529,795       404,480        35,559      94,709
Units outstanding, beginning     809,426      413,997      1,598,992     1,194,512       217,946     123,237

Units outstanding, ending      1,365,713      809,426      2,128,787     1,598,992       253,505     217,946

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                 American Century                             Alger

                                VP Income & Growth            American Growth       American Small Cap

                                  Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                                12/31/02    12/31/01      12/31/02     12/31/01     12/31/02     12/31/01

Increase in net assets
from operations:
  Net investment income     $    19,620  $    11,095  $      5,459   $   34,761    $         -    $     457
  Net realized gain (loss)     (225,723)     (18,185)   (1,660,487)  (6,884,356)    (1,059,445)   1,293,366
  Realized gain distributions         -            -             -    1,884,950              -            -
  Net change in unrealized
   appreciation (depreciation) (242,255)    (105,988)   (4,221,873)   3,384,433       (281,859)     (39,719)

Increase (decrease)
  in net assets
  from operations              (448,358)    (113,078)   (5,876,901)  (1,580,212)    (1,341,304)   1,254,104


Contract owner transactions:
   Proceeds from units sold   1,663,252    1,126,190   109,345,593  112,315,835  1,016,966,648  492,899,674
   Cost of units redeemed      (728,509)    (250,653) (107,253,895)(108,125,394)(1,016,160,590)(492,750,946)
   Account charges              (26,050)     (18,059)     (194,076)    (196,087)      (129,241)     (44,941)

  Increase (decrease)           908,693      857,478     1,897,622    3,994,354        676,817      103,787


Net increase (decrease)         460,335      744,400    (3,979,279)   2,414,142       (664,487)   1,357,891
Net assets, beginning         1,911,326    1,166,926    15,974,443   13,560,301      2,055,753      697,862

Net assets, ending          $ 2,371,661  $ 1,911,326  $ 11,995,164  $15,974,443 $    1,391,266  $ 2,055,753


Units sold                      414,685      242,258    25,457,959   25,255,961    454,626,930  188,804,903
Units redeemed                 (189,604)     (58,302)  (25,032,816) (24,368,934)  (454,690,451)(188,220,405)


Net increase (decrease)         225,081      183,956       425,143      887,027        (63,521)     584,498
Units outstanding, beginning    417,648      233,692     3,525,503    2,638,476        768,352      183,854

Units outstanding, ending       642,729      417,648     3,950,646    3,525,503        704,831      768,352


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                      Calvert                                 PBHG
                                      Social
                                  Mid Cap Growth                Growth II              Tech. & Comm.

                                   Year        Year          Year         Year         Year         Year
                                  ended       ended         ended        ended        ended        ended
                                 12/31/02    12/31/01      12/31/02     12/31/01     12/31/02     12/31/01

Increase in net assets
from operations:
  Net investment income     $          - $          -  $          -  $           - $           -  $         -
  Net realized gain (loss)      (281,745)     (64,946)      (42,621)      (626,242)      (14,892) (14,845,367)
  Realized gain distributions          -      104,522             -              -             -    2,167,297
  Net change in unrealized
   appreciation (depreciation)  (219,629)    (174,741)     (631,243)       218,454    (2,295,726)   7,106,607

Increase (decrease)
  in net assets
  from operations               (501,374)    (135,165)     (673,864)      (407,788)   (2,310,618)  (5,571,463)


Contract owner transactions:
   Proceeds from units sold      589,379    1,511,935       596,148    381,159,112       722,522  235,574,860
   Cost of units redeemed       (542,935)    (463,280)     (773,959)  (380,867,616)     (667,988)(231,743,526)
   Account charges               (17,304)     (15,859)      (21,123)       (51,534)      (34,843)     (70,732)

      Increase (decrease)         29,140    1,032,796      (198,934)       239,962        19,691    3,760,602


Net increase (decrease)         (472,234)     897,631      (872,798)      (167,826)   (2,290,927)  (1,810,861)
Net assets, beginning          1,611,328      713,697     2,257,860      2,425,686     4,325,500    6,136,361

Net assets, ending          $  1,139,094 $  1,611,328  $  1,385,062   $  2,257,860  $  2,034,573  $ 4,325,500


Units sold                       130,508      284,409       169,096     77,462,365       325,861   55,366,384
Units redeemed                  (135,242)     (92,875)     (231,923)   (77,272,054)     (297,741) (54,957,575)


Net increase (decrease)           (4,734)     191,534       (62,827)       190,311        28,120      408,809
Units outstanding, beginning     313,493      121,959       528,259        337,948     1,263,071      854,262

Units outstanding, ending        308,759      313,493       465,432        528,259     1,291,191    1,263,071

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                             T. Rowe Price

                                   Equity Income            Limited-Term Bond         Mid-Cap Growth

                                   Year        Year          Year         Year         Year         Year
                                   ended       ended         ended        ended        ended        ended
                                 12/31/02    12/31/01      12/31/02     12/31/01     12/31/02     12/31/01

Increase in net assets
from operations:
  Net investment income     $    190,116 $     97,225  $   133,938  $     24,397 $         -   $         -
  Net realized gain (loss)        17,019      (33,546)      (3,067)        2,706      (5,833)      289,421
  Realized gain distributions     10,454      126,163            -             -           -             -
  Net change in unrealized
   appreciation (depreciation)(1,797,090)    (108,021)      30,877         6,735    (505,027)      143,194

Increase (decrease)
  in net assets
  from operations             (1,579,501)      81,821      161,748        33,838    (510,860)      432,615


Contract owner transactions:
   Proceeds from units sold    8,259,130    6,883,785    4,678,156     1,448,277   2,330,355    32,897,499
   Cost of units redeemed     (2,414,670)  (3,282,897)  (1,888,134)     (184,132)   (285,214)  (32,022,902)
   Account charges              (144,676)     (85,655)     (43,763)       (7,692)    (31,585)      (13,602)

      Increase (decrease)      5,699,784    3,515,233    2,746,259     1,256,453   2,013,556       860,995


Net increase (decrease)        4,120,283    3,597,054    2,908,007     1,290,291   1,502,696     1,293,610
Net assets, beginning          8,297,284    4,700,230    1,399,978       109,687   1,658,102       364,492

Net assets, ending          $ 12,417,567 $  8,297,284  $ 4,307,985  $  1,399,978 $ 3,160,798   $ 1,658,102


Units sold                     1,627,038    1,310,527      779,572       252,479     546,479     7,526,158
Units redeemed                  (516,289)    (656,960)    (320,218)      (33,922)    (75,411)   (7,266,786)


Net increase (decrease)        1,110,749      653,567      459,354       218,557     471,068       259,372
Units outstanding, beginning   1,537,211      883,644      238,860        20,303     331,592        72,220

Units outstanding, ending      2,647,960    1,537,211      698,214       238,860     802,660       331,592

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                    Janus                                 SAFECO

                                 Worldwide Growth           Flexible Income             RST Equity

                                   Year        Year          Year         Year         Year         Year
                                   ended       ended         ended        ended        ended        ended
                                 12/31/02    12/31/01      12/31/02     12/31/01     12/31/02     12/31/01

Increase in net assets
from operations:
  Net investment income     $     78,170 $     42,952  $   262,652  $    130,640 $    15,948  $    12,545
  Net realized gain (loss)      (950,728)  (2,856,082)      63,437         5,277    (170,402)     (61,890)
  Realized gain distributions          -            -            -             -           -            -
  Net change in unrealized
   appreciation (depreciation)(1,512,297)     764,314      182,945        (7,954)   (192,810)    (101,564)

Increase (decrease)
  in net assets
  from operations             (2,384,855)  (2,048,816)     509,034       127,963    (347,264)    (150,909)


Contract owner transactions:
   Proceeds from units sold    4,360,540   35,544,718    5,780,205     2,166,662     592,457      914,405
   Cost of units redeemed     (2,703,804) (32,679,242)  (1,908,562)     (583,459)   (660,229)    (344,170)
   Account charges              (106,407)    (112,230)     (65,251)      (24,790)    (17,801)     (20,373)

      Increase (decrease)      1,550,329    2,753,246    3,806,392     1,558,413     (85,573)     549,862


Net increase (decrease)         (834,526)     704,430    4,315,426     1,686,376    (432,837)     398,953
Net assets, beginning          8,577,609    7,873,179    2,896,234     1,209,858   1,694,772    1,295,819

Net assets, ending          $  7,743,083 $  8,577,609  $ 7,211,660  $  2,896,234 $ 1,261,935  $ 1,694,772


Units sold                     1,066,793    5,827,805      959,910       387,142     184,178      217,646
Units redeemed                  (700,488)  (5,329,295)    (326,070)     (109,178)   (182,103)     (88,886)


Net increase (decrease)          366,305      498,510      633,840       277,964       2,075      128,760
Units outstanding, beginning   1,730,283    1,231,773      505,442       227,478     418,561      289,801

Units outstanding, ending      2,096,588    1,730,283    1,139,282       505,442     420,636      418,561


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                      SAFECO                                 INVESCO

                             RST Growth Opportunities         VIF-Dynamics        VIF-Financial Services

                                                                   For the period            For the period
                                   Year        Year          Year     from 08/28/01    Year     from 08/28/01
                                   ended       ended         ended   (commencement)    ended   (commencement)
                                 12/31/02    12/31/01      12/31/02    to 12/31/01   12/31/02    to 12/31/01

Increase in net assets
from operations:
  Net investment income     $          - $          -  $         -  $          -  $       451  $        77
  Net realized gain (loss)      (180,141)     (51,668)     (38,131)          194       (1,436)           -
  Realized gain distributions      9,705       55,648            -            54            -          939
  Net change in unrealized
   appreciation (depreciation)(1,076,814)     464,539      (10,111)        4,688      (28,434)        (311)

Increase (decrease)
  in net assets
  from operations             (1,247,250)     468,519      (48,242)        4,936      (29,419)         705


Contract owner transactions:
   Proceeds from units sold    1,887,552    1,637,146  103,437,554       106,926      293,339       37,373
   Cost of units redeemed       (738,936)    (487,501)(103,091,825)         (813)     (14,281)           -
   Account charges               (32,663)     (20,572)     (11,962)         (151)      (2,134)         (54)

      Increase (decrease)      1,115,953    1,129,073      333,767       105,962      276,924       37,319


Net increase (decrease)         (131,297)   1,597,592      285,525       110,898      247,505       38,024
Net assets, beginning          2,645,484    1,047,892      110,898             -       38,024            -

Net assets, ending          $  2,514,187 $  2,645,484  $   396,423  $    110,898  $   285,529  $    38,024


Units sold                       377,501      306,576   28,768,099        22,159       63,292        7,579
Units redeemed                  (162,820)     (90,540) (28,672,719)         (192)      (3,554)         (11)


Net increase (decrease)          214,681      216,036       95,380        21,967       59,738        7,568
Units outstanding, beginning     409,107      193,071       21,967             -        7,568            -

Units outstanding, ending        623,788      409,107      117,347        21,967       67,306        7,568

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                INVESCO
                                                                                      VIF-Real Estate
                                VIF-Health Sciences           VIF-Utilities             Opportunity

                                        For the period             For the period            For the period
                                 Year    from 08/28/01     Year     from 08/28/01    Year     from 08/28/01
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/02   to 12/31/01    12/31/02    to 12/31/01   12/31/02    to 12/31/01

Increase in net assets
from operations:
  net investment income     $          - $          -  $     8,648  $        135 $    13,855  $        75
  Net realized gain (loss)        (8,447)         466      (16,074)         (627)     (6,602)           -
  Realized gain distributions          -           12            -             -           -            -
  Net change in unrealized
   appreciation (depreciation)   (62,622)         222      (20,783)          794     (29,483)         277

Increase (decrease)
  in net assets
  from operations                (71,069)         700      (28,209)          302     (22,230)         352


Contract owner transactions:
   Proceeds from units sold      687,444       80,408      578,099        56,561     729,269        6,766
   Cost of units redeemed       (132,323)     (10,239)     (80,355)      (11,062)   (155,226)           -
   Account charges                (3,531)        (137)      (4,059)          (70)     (3,258)         (13)

      Increase (decrease)        551,590       70,032      493,685        45,429     570,785        6,753


Net increase (decrease)          480,521       70,732      465,476        45,731     548,554        7,105
Net assets, beginning             70,732            -       45,731             -       7,105            -

Net assets, ending          $    551,253 $     70,732  $   511,207  $     45,731 $   555,659  $     7,105


Units sold                       163,133       16,150      162,205        12,845     136,491        1,431
Units redeemed                   (30,436)      (2,070)     (24,841)       (2,576)    (32,481)          (3)


Net increase (decrease)          132,697       14,080      137,364        10,269     104,010        1,428
Units outstanding, beginning      14,080            -       10,269             -       1,428            -

Units outstanding, ending        146,777       14,080      147,633        10,269     105,438        1,428

The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                      INVESCO

                                  VIF-High Yield

                                        For the period
                                 Year    from 8/28/01
                                 ended  (commencement)
                               12/31/02   to 12/31/01

Increase in net assets
from operations:
  Net investment income     $      4,451 $          1
  Net realized gain (loss)        (2,577)           1
  Realized gain distributions          -            -
  Net change in unrealized
   appreciation (depreciation)     4,940           (8)

Increase (decrease)
  in net assets
  from operations                  6,814           (6)


Contract owner transactions:
   Proceeds from units sold      287,253       26,559
   Cost of units redeemed        (24,765)        (315)
   Account charges                  (873)         (58)

      Increase (decrease)        261,615       26,186


Net increase (decrease)          268,429       26,180
Net assets, beginning             26,180            -

Net assets, ending          $    294,609 $     26,180


Units sold                        67,060        5,952
Units redeemed                    (6,125)         (83)


Net increase (decrease)           60,935        5,869
Units outstanding, beginning       5,869            -

Units outstanding, ending         66,804        5,869

   The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies
The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds) formerly known as AUL American Series Fund, Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series, Inc. (Calvert), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. and T Rowe Price Fixed Income Series, Inc. (T. Rowe Price), INVESCO Variable Investment Funds, Inc. (INVESCO), and PBHG Insurance Series Fund (PBHG).

Security  Valuation,  Transactions  and Related  Income
The market value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Related Party Transactions
OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

            Value                0.50%        Investment Grade Bond        0.50%
            Money Market         0.40%        Asset Director               0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying funds. In addition to these fees, account charges are paid to AUL as described below.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
With respect to individual variable annuity policies funded by the Variable Account, total account charges during the period ended December 31, 2002 and the period ended December 31, 2001 were $2,214,927 and_$1,749,085, respectively. Account charges are recorded as a redemption in the accompanying statement of changes in net assets. Deductions are as follows: No Withdrawal Charge Contract:
AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first

2. Account Charges (continued)
10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Withdrawal Charge Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount,
(4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5) withdrawal charges on surrenders exceeding 12% of the account value range from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3. Accumulation Unit Value
A summary of unit values, net assets, expense ratios_(excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ended December 31, or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years in which operations have commenced. Total return does not include mortality and expense risk charges, which are imposed at the contract level. Therefore, total return would be lower if these charges were included.

                                                            Expenses as a
                                        Unit     Net Assets  % of Average      Total
                                        Value       (000s)    Net Assets      Return
   OneAmerica Funds:
      Value
                December 31, 2002 $     5.55   $     9,949        N/A           (7.0%)
                             2001       5.97         3,855        N/A           11.3%
                             2000       5.36           808        N/A           17.6%
                             1999       4.56           119        N/A           (8.8%)
                  April 30, 1999*       5.00             -        N/A              -
      Money Market
                December 31, 2002       1.15        36,447        N/A            1.8%
                             2001       1.13        36,726        N/A            3.6%
                             2000       1.09        13,939        N/A            6.0%
                             1999       1.03         2,068        N/A            3.2%
                  April 30, 1999*       1.00             -        N/A              -
      Investment Grade Bond
                December 31, 2002       6.34        12,988        N/A            7.8%
                             2001       5.88         5,710        N/A            7.1%
                             2000       5.49         1,197        N/A           10.8%
                             1999       4.95           280        N/A           (1.0%)
                  April 30, 1999*       5.00             -        N/A              -
      Asset Director
                December 31, 2002       5.89        12,593        N/A           (2.5%)
                             2001       6.04         4,305        N/A           10.6%
                             2000       5.46           668        N/A           15.6%
                             1999       4.73           229        N/A           (5.5%)
                  April 30, 1999*       5.00             -        N/A              -
*Commenced operations.


   3.    Accumulation Unit Value (continued)
                                                             Expenses as a
                                        Unit      Net Assets  % of Average      Total
                                       Value        (000s)     Net Assets      Return
   Fidelity:
      VIP High Income
                December 31, 2002 $     3.47   $     1,701        N/A            3.6%
                             2001       3.35         1,479        N/A          (11.8%)
                             2000       3.80         1,229        N/A          (22.5%)
                             1999       4.90           392        N/A           (2.0%)
                  April 30, 1999*       5.00             -        N/A              -
      VIP Growth
                December 31, 2002       3.23         7,598        N/A          (30.2%)
                             2001       4.63        10,515        N/A          (17.8%)
                             2000       5.62         9,592        N/A          (11.0%)
                             1999       6.31         3,053        N/A           26.2%
                  April 30, 1999*       5.00             -        N/A              -
      VIP Overseas
                December 31, 2002       3.38           696        N/A          (20.3%)
                             2001       4.24           684        N/A          (21.0%)
                             2000       5.37           699        N/A          (19.1%)
                             1999       6.64           173        N/A           32.9%
                  April 30, 1999*       5.00             -        N/A              -
      VIP Asset Manager
                December 31, 2002       4.53         7,692        N/A           (8.7%)
                             2001       4.96         7,883        N/A           (4.1%)
                             2000       5.17         6,473        N/A           (3.9%)
                             1999       5.38         1,724        N/A            7.7%
                  April 30, 1999*       5.00             -        N/A              -
      VIP Index 500
                December 31, 2002       3.43        13,272        N/A          (22.4%)
                             2001       4.42        13,974        N/A          (12.1%)
                             2000       5.02        11,596        N/A           (9.3%)
                             1999       5.54         3,766        N/A           10.8%
                  April 30, 1999*       5.00             -        N/A              -
      VIP Equity-Income
                December 31, 2002       4.09         5,592        N/A          (16.8%)
                             2001       4.93         3,990        N/A           (5.0%)
                             2000       5.19         2,147        N/A            8.4%
                             1999       4.78           709        N/A           (4.3%)
                  April 30, 1999*       5.00             -        N/A              -
      VIP Contrafund
                December 31, 2002       4.28         9,121        N/A           (9.5%)
                             2001       4.73         7,557        N/A          (12.2%)
                             2000       5.39         6,433        N/A           (6.6%)
                             1999       5.77         2,029        N/A           15.4%
                  April 30, 1999*       5.00             -        N/A              -
*Commenced operations.


   3.    Accumulation Unit Value (continued)
                                                             Expenses as a
                                        Unit      Net Assets  % of Average      Total
                                       Value        (000s)     Net Assets      Return
   American Century:
      VP International
                December 31, 2002 $     3.64   $       922        N/A          (20.4%)
                             2001       4.57           996        N/A          (29.2%)
                             2000       6.45           795        N/A          (16.8%)
                             1999       7.75           117        N/A           55.1%
                  April 30, 1999*       5.00             -        N/A              -
      VP Income & Growth
                December 31, 2002       3.69         2,372        N/A          (19.4%)
                             2001       4.58         1,911        N/A           (8.4%)
                             2000       4.99         1,167        N/A          (10.6%)
                             1999       5.59           131        N/A           11.7%
                  April 30, 1999*       5.00             -        N/A              -
   Alger:
      American Growth
                December 31, 2002       3.04        11,995        N/A          (32.9%)
                             2001       4.53        15,974        N/A          (11.8%)
                             2000       5.14        13,560        N/A          (14.8%)
                             1999       6.03         4,419        N/A           20.6%
                  April 30, 1999*       5.00             -        N/A              -
      American Small Cap
                December 31, 2002       1.97         1,391        N/A          (26.5%)
                             2001       2.68         2,056        N/A          (29.5%)
                             2000       3.80           698        N/A          (24.1%)
                  April 30, 2000*       5.00             -        N/A              -
   Calvert:
      Social Mid Cap Growth
                December 31, 2002       3.69         1,139        N/A          (28.2%)
                             2001       5.14         1,611        N/A          (12.2%)
                             2000       5.85           714        N/A           11.5%
                             1999       5.25            49        N/A            4.9%
                  April 30, 1999*       5.00             -        N/A              -
   PBHG:
      Growth II
                December 31, 2002       2.97         1,385        N/A          (30.4%)
                             2001       4.27         2,258        N/A          (40.5%)
                             2000       7.18         2,426        N/A          (16.7%)
                             1999       8.61           316        N/A           72.2%
                  April 30, 1999*       5.00             -        N/A              -
      Tech. & Comm.
                December 31, 2002       1.58         2,035        N/A          (53.8%)
                             2001       3.42         4,326        N/A          (52.3%)
                             2000       7.18         6,136        N/A          (42.1%)
                             1999      12.41         3,972        N/A          148.2%
                  April 30, 1999*       5.00             -        N/A              -
*Commenced operations.

   3.    Accumulation Unit Value (continued)
                                                            Expenses as a
                                        Unit      Net Assets  % of Average      Total
                                        Value       (000s)     Net Assets      Return
   T. Rowe Price:
      Equity Income
                December 31, 2002 $     4.69   $    12,418        N/A          (13.1%)
                             2001       5.40         8,297        N/A            1.5%
                             2000       5.32         4,700        N/A           13.0%
                             1999       4.71         1,557        N/A           (5.9%)
                  April 30, 1999*       5.00             -        N/A              -
      Limited-Term Bond
                December 31, 2002       6.17         4,308        N/A            5.3%
                             2001       5.86         1,400        N/A            8.5%
                             2000       5.40           110        N/A            8.1%
                     May 1, 2000*       5.00             -        N/A              -
      Mid-Cap Growth
                December 31, 2002       3.94         3,161        N/A          (21.2%)
                             2001       5.00         1,658        N/A           (0.9%)
                             2000       5.05           364        N/A            0.9%
                     May 1, 2000*       5.00             -        N/A              -
   Janus:
      Worldwide Growth
                December 31, 2002       3.69         7,743        N/A          (25.6%)
                             2001       4.96         8,578        N/A          (22.4%)
                             2000       6.39         7,873        N/A          (15.7%)
                             1999       7.58         1,783        N/A           51.6%
                  April 30, 1999*       5.00             -        N/A              -
      Flexible Income
                December 31, 2002       6.33         7,212        N/A           10.5%
                             2001       5.73         2,896        N/A            7.7%
                             2000       5.32         1,210        N/A            6.3%
                             1999       5.01           284        N/A            0.1%
                  April 30, 1999*       5.00             -        N/A              -
   SAFECO:
      RST Equity
                December 31, 2002       3.00         1,262        N/A          (25.9%)
                             2001       4.05         1,695        N/A           (9.4%)
                             2000       4.47         1,296        N/A          (10.8%)
                             1999       5.01           697        N/A            0.2%
                  April 30, 1999*       5.00             -        N/A              -
      RSt Growth Opportunities
                December 31, 2002       4.03         2,514        N/A          (37.7%)
                             2001       6.47         2,645        N/A           19.1%
                             2000       5.43         1,048        N/A           (6.2%)
                             1999       5.78           171        N/A           15.7%
                  April 30, 1999*       5.00             -        N/A              -
*Commenced operations.

   3.    Accumulation Unit Value (continued)
                                                             Expenses as a
                                        Unit       Net Asset  % of Average      Total
                                        Value       (000s)     Net Assets      Return
Invesco:
      VIF-Dynamics
                December 31, 2002 $     3.38   $       396        N/A          (33.1%)
                             2001       5.05           111        N/A            1.0%
                 August 28, 2001*       5.00             -        N/A              -
      VIF-Financial Services
                December 31, 2002       4.24           286        N/A          (15.5%)
                             2001       5.02            38        N/A            0.5%
                 August 28, 2001*       5.00             -        N/A              -
      VIF-Health Sciences
                December 31, 2002       3.76           551        N/A          (25.1%)
                             2001       5.02            71        N/A            0.5%
                 August 28, 2001*       5.00             -        N/A              -
      VIF-Utilities
                December 31, 2002       3.46           511        N/A          (22.2%)
                             2001       4.45            46        N/A          (10.9%)
                 August 28, 2001*       5.00             -        N/A              -
      VIF-Real Estate Opportunity
                December 31, 2002       5.27           556        N/A            5.8%
                             2001       4.98             7        N/A           (0.5%)
                 August 28, 2001*       5.00             -        N/A              -
      VIF-High Yield
                December 31, 2002       4.41           295        N/A           (1.1%)
                             2001       4.46            26        N/A          (10.4%)
                 August 28, 2001*       5.00             -        N/A              -
*Commenced operations.

4.    Cost of Investments

   The cost of investments at December 31, 2002, is:
         OneAmerica Funds:
     Value                    $   11,042,631
     Money Market                 36,446,892
     Investment Grade Bond        13,053,810
     Asset Director               13,520,066
   Fidelity:
     VIP High Income               1,976,557
     VIP Growth                   12,757,372
     VIP Overseas                    711,879
     VIP Asset Manager             9,162,279
     VIP Index 500                18,532,522
     VIP Equity-Income             6,731,008
     VIP Contrafund               10,924,587
   American Century:
     VP International                891,172
     VP Income
       & Growth                    2,801,790
   Alger:
     American Growth              16,218,416
     American Small Cap            1,696,893
   Calvert:
     Social Mid Cap
        Growth                     1,607,056
   PBHG:
     Growth II                     1,729,303
     Tech. & Comm.                 3,191,547
   T. Rowe Price:
     Equity Income                14,095,248
     Limited-Term Bond             4,268,565
     Mid-Cap Growth                3,523,966
   Janus:
     Worldwide Growth             10,416,733
     Flexible Income               7,033,625
   SAFECO:
     RST Equity                    1,672,583
     RST Growth
       Opportunities               3,440,569
   INVESCO:
     VIF-Dynamics                    401,846
     VIF-Financial
       Services                      314,274
     VIF-Health Sciences             613,653
     VIF-Utilities                   531,196
     VIF-Real Estate
       Opportunity                   584,866
     VIF-High Yield                  289,919


5.    Mutual Fund Shares
   Mutual fund shares owned at December 31, 2002 are:

   OneAmerica Funds:
     Value                           607,171
     Money Market                 36,446,892
     Investment Grade Bond         1,176,585
     Asset Director                  939,534
   Fidelity:
     VIP High Income                 286,923
     VIP Growth                      324,132
     VIP Overseas                     63,399
     VIP Asset Manager               603,571
     VIP Index 500                   132,830
     VIP Equity-Income               307,918
     VIP Contrafund                  503,905
   American Century:
     VP International                176,989
     VP Income
       & Growth                      459,624
   Alger:
     American Growth                 487,014
     American Small Cap              113,944
   Calvert
     Social Mid-Cap
          Growth                      62,211
   PBHG:
     Growth II                       177,113
     Tech. & Comm.                 1,356,381
   T Rowe Price:
     Equity Income                   759,019
     Limited-Term Bond               847,825
     Mid-Cap Growth                  219,805
   Janus:
     Worldwide Growth                367,842
     Flexible Income                 586,313
   Safeco:
     RST Equity                       69,835
     RST Growth
       Opportunities                 184,866
   INVESCO:
     VIF-Dynamics                     37,187
     VIF-Financial
       Services                       12,425
     VIF-Health Sciences              14,560
     VIF-Utilities                    59,099
     VIF-Real Estate
       Opportunity                    74,881
     VIF-High Yield                   89,819

 6.    Net Assets
   Net Assets at December 31, 2002 are:

                                                     OneAmerica Funds

                                                         Investment
                                  Value   Money Market   Grade Bond   Asset Director
Proceeds from units sold    $ 15,557,081 $ 2,907,725,376 $ 21,268,839  $  17,359,293
Cost of units redeemed        (5,037,907) (2,871,726,061)  (9,078,159)    (4,559,209)
Account charges                 (127,879)       (789,367)    (185,170)      (158,752)
Net investment income            422,483       1,236,944      897,259        629,439
Net realized gain (loss)         (74,111)              -      140,212        (10,370)
Realized gain distributions      302,997               -       10,829        259,665
Unrealized appreciation
   (depreciation)             (1,094,125)              -      (65,486)      (927,487)

                            $  9,948,506 $    36,446,892 $ 12,988,324  $  12,592,579


                                                         Fidelity

                                 VIP           VIP            VIP           VIP
                              High Income    Growth        Overseas    Asset Manager
Proceeds from units sold    $  3,272,359 $   22,819,063 $ 234,329,762  $ 14,034,811
Cost of units redeemed        (1,135,691)    (8,895,088) (234,611,526)   (4,910,894)
Account charges                  (50,819)      (349,183)      (51,879)     (264,619)
Net investment income            343,739      1,117,981       119,952       922,818
Net realized gain (loss)        (453,031)    (1,935,401)      925,570      (619,837)
Realized gain distributions            -              -             -             -
Unrealized appreciation
   (depreciation)               (275,100)    (5,159,705)      (15,754)   (1,470,062)

                            $  1,701,457 $    7,597,667 $     696,125  $  7,692,217


                                                                        American
                                                 Fidelity                Century

                                VIP             VIP          VIP            VP
                              Index 500    Equity-Income  Contrafund   International
Proceeds from units sold    $ 29,920,523 $    8,755,491 $  17,866,682 $  48,160,077
Cost of units redeemed       (10,486,366)    (2,132,860)   (6,645,244)  (46,732,930)
Account charges                 (457,737)      (133,214)     (270,068)      (32,171)
Net investment income            365,184        286,545       616,896        84,361
Net realized gain (loss)        (809,082)      (134,797)     (643,679)     (588,165)
Realized gain distributions            -         89,843             -             -
Unrealized appreciation
   (depreciation)             (5,260,071)    (1,139,208)   (1,803,890)       30,944

                            $ 13,272,451 $    5,591,800 $   9,120,697 $     922,116

6.    Net Assets (continued)
   Net Assets at December 31, 2002 are:

                               American
                               Century                Alger               Calvert

                              VP Income     American       American   Social Mid Cap
                              & Growth       Growth        Small Cap      Growth
Proceeds from units sold    $  4,281,262 $ 242,595,010 $ 1,510,780,265 $  2,924,175
Cost of units redeemed        (1,218,379) (220,627,754) (1,509,133,716)  (1,100,900)
Account charges                  (53,230)     (536,981)       (176,424)     (36,297)
Net investment income             32,421     3,205,147             494      160,322
Net realized gain (loss)        (240,284)   (8,417,006)        226,274     (340,244)
Realized gain distributions            -             -               -            -
Unrealized appreciation
   (depreciation)               (430,129)   (4,223,252)       (305,627)    (467,962)

                            $  2,371,661 $  11,995,164 $     1,391,266 $  1,139,094


                                       PBHG                    T. Rowe Price

                                              Tech &                   Limited-Term
                              Growth II       Comm.      Equity Income     Bond
Proceeds from units sold    $404,867,333 $  252,858,968 $  20,957,347 $   6,252,246
Cost of units redeemed      (401,502,986)  (238,971,185)   (7,267,997)   (2,105,977)
Account charges                  (97,594)      (214,396)     (271,828)      (51,854)
Net investment income             43,099      2,878,862       756,013       159,386
Net realized gain (loss)      (1,580,549)   (13,360,702)      (88,741)         (119)
Realized gain distributions            -              -        10,454             -
Unrealized appreciation
   (depreciation)               (344,241)    (1,156,974)   (1,677,681)       54,303

                            $  1,385,062 $    2,034,573 $  12,417,567 $   4,307,985


                            T. Rowe Price            Janus

                               Mid-Cap      Worldwide      Flexible
                               Growth        Growth         Income
Proceeds from units sold    $ 35,634,765 $  52,065,738  $   9,472,358
Cost of units redeemed       (32,354,402)  (38,369,513)    (2,853,116)
Account charges                  (46,132)     (298,563)       (99,327)
Net investment income              4,888       651,683        448,611
Net realized gain (loss)         284,847    (3,632,612)        65,099
Realized gain distributions            -             -              -
Unrealized appreciation
   (depreciation)               (363,168)   (2,673,650)       178,035

                            $  3,160,798 $   7,743,083  $   7,211,660

6.    Net Assets (continued)
   Net Assets at December 31, 2002 are:

                                         SAFECO                            INVESCO

                                            RST Growth       VIF-      VIF-Financial
                              RST Equity  Opportunities    Dynamics       Services
Proceeds from units sold    $  3,750,022 $    5,061,891 $ 103,544,479  $    330,714
Cost of units redeemed        (1,814,995)    (1,521,065) (103,092,638)      (14,282)
Account charges                  (54,410)       (61,704)      (12,113)       (2,188)
Net investment income             75,411        169,749            54         1,466
Net realized gain (loss)        (283,445)      (218,007)      (37,936)       (1,436)
Realized gain distributions            -          9,705             -             -
Unrealized appreciation
   (depreciation)               (410,648)      (926,382)       (5,423)      (28,745)

                            $  1,261,935 $    2,514,187 $     396,423  $    285,529


                                                          INVESCO

                              VIF-Health                VIF-Real Estate     VIF-
                               Sciences   VIF-Utilities   Opportunity   High Yield
Proceeds from units sold    $   767,853   $     634,659  $   736,035   $   313,812
Cost of units redeemed         (142,562)        (91,416)    (155,226)      (24,837)
Account charges                  (3,668)         (4,128)      (3,271)         (930)
Net investment income                12           8,783       13,930         4,451
Net realized gain (loss)         (7,982)        (16,702)      (6,602)       (2,577)
Realized gain distributions           -               -            -             -
Unrealized appreciation
   (depreciation)               (62,400)        (19,989)     (29,207)        4,690

                            $   551,253   $     511,207  $   555,659   $   294,609



                              FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are annualized. This information pertains to the twelve months ended December 31, 2002 and December 31, 2001.

                                 2002      2001
   OneAmerica Funds:
     Value                       1.5%      2.0%
     Money Market                1.2%      3.6%
     Investment Grade Bond       5.7%      7.4%
     Asset Director              3.4%      4.4%
   Fidelity:
     VIP High Income             9.6%     11.3%
     VIP Growth                  0.3%      0.1%
     VIP Overseas                0.8%      1.5%
     VIP Asset Manager           3.8%      3.7%
     VIP Index 500               1.2%      1.0%
     VIP Equity-Income           1.3%      1.2%
     VIP Contrafund              0.7%      0.7%
   American Century:
     VP International            0.7%      0.1%
     VP Income & Growth          1.0%      0.8%
   Alger:
     American Growth             0.0%      0.2%
     American Small Cap          0.0%      0.0%
   Calvert:
     Social Mid Cap Growth       0.0%      0.0%
   PBHG:
     Growth II                   0.0%      0.0%
     Tech. & Comm.               0.0%      0.0%
   T. Rowe Price:
     Equity Income               1.7%      1.5%
     Limited-Term Bond           4.3%      4.2%
     Mid-Cap Growth              0.0%      0.0%
   Janus:
     Worldwide Growth            1.0%      0.5%
     Flexible Income             5.3%      6.5%
   SAFECO:
     RST Equity                  1.2%      0.8%
     RST Growth Opportunities    0.0%      0.0%
   INVESCO:
     VIF-Dynamics                0.0%      0.0%
     VIF-Financial Services      0.3%      0.6%
     VIF-Health Sciences         0.0%      0.0%
     VIF-Utilities               3.1%      0.9%
     VIF-Real Estate
       Opportunity               5.1%      2.1%
     VIF-High Yield              6.3%      0.0%

FINANCIAL STATEMENTS OF THE DEPOSITOR

     The combined financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2002 and 2001, are included in this Statement of Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.


In our opinion, the accompanying combined balance sheets and the related combined statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries and affiliates (the "Company") at December 31, 2002 and 2001, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
March 7, 2003

Combined Balance Sheets

December 31                                     2002         (in millions)          2001
---------------------------------------------------------------------------------------------
Assets
Investments:
    Fixed maturities:
      Available-for-sale at fair value      $ 4,797.3                           $ 3,439.4
      Held-to-maturity at amortized cost        --                                1,199.4
    Equity securities at fair value              15.4                                23.3
    Mortgage loans                            1,286.5                             1,344.1
    Real estate                                  45.3                                41.2
    Policy loans                                168.0                               172.3
    Short-term and other invested assets         24.1                                26.6
    Cash and cash equivalents                   152.7                               167.9
---------------------------------------------------------------------------------------------
      Total investments                       6,489.3                             6,414.2

Accrued investment income                        73.6                                82.8
Reinsurance receivables                       1,584.7                               766.0
Deferred acquisition costs                      427.0                               661.8
Property and equipment                           78.6                                88.4
Insurance premiums in course of collection       53.6                               136.3
Other assets                                     44.8                                77.1
Assets held in separate accounts              3,456.5                             3,865.7
---------------------------------------------------------------------------------------------
      Total assets                         $ 12,208.1                          $ 12,092.3
---------------------------------------------------------------------------------------------
Liabilities and shareholder's equity
Liabilities
    Policy reserves                         $ 6,436.8                           $ 6,172.6
    Other policyholder funds                    268.8                               279.7
    Pending policyholder claims                 430.0                               427.9
    Surplus notes                                75.0                                75.0
    Other liabilities and accrued expenses      333.7                               291.5
    Deferred gain on indemnity reinsurance      107.1                                 --
    Liabilities related to separate accounts  3,456.5                             3,865.7
---------------------------------------------------------------------------------------------
      Total liabilities                      11,107.9                            11,112.4
---------------------------------------------------------------------------------------------
Shareholder's equity
    Common stock, no par value -
      authorized 1,000 shares; issued
        and outstanding 100 shares               --                                   --
    Retained earnings                           947.1                               938.0
    Accumulated other comprehensive income:
      Unrealized appreciation of
        securities, net of tax                  159.6                                41.9
      Minimum pension liability, net of tax      (6.5)                                --
---------------------------------------------------------------------------------------------
      Total shareholder's equity              1,100.2                              979.9
---------------------------------------------------------------------------------------------
      Total liabilities and
         shareholder's equity              $ 12,208.1                          $ 12,092.3
---------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Combined Statements of Operations


Year ended December 31                                                                2002         (in millions)           2001
------------------------------------------------------------------------------------------------------------------------------------
Revenues:
    Insurance premiums and other considerations                                    $ 607.6                              $ 811.3
    Policy and contract charges                                                      105.8                                106.1
    Net investment income                                                            467.5                                476.6
    Realized investment losses                                                       (11.1)                               (16.4)
    Other income                                                                      13.0                                 34.7
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                                               1,182.8                              1,412.3
------------------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
    Policy benefits                                                                  562.0                                711.0
    Interest expense on annuities and financial products                             200.6                                204.7
    General operating expenses                                                       186.6                                184.2
    Commissions                                                                      113.2                                147.1
    Amortization                                                                      69.3                                 66.6
    Dividends to policyholders                                                        28.9                                 26.6
    Interest expense on surplus notes                                                  5.8                                  5.8
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                                  1,166.4                              1,346.0
------------------------------------------------------------------------------------------------------------------------------------
Income before income tax expense                                                      16.4                                 66.3
Income tax expense                                                                     7.3                                 13.7
------------------------------------------------------------------------------------------------------------------------------------
      Net income                                                                    $  9.1                               $ 52.6
------------------------------------------------------------------------------------------------------------------------------------


Combined Statements of Changes in Shareholder's Equity and Comprehensive Income

                                                          Accumulated other
                                                         comprehensive income
                                                        -----------------------
                                                        Unrealized      Minimum
                                                        appreciation    pension
                                   Common     Retained  of securities,  liability,
(in millions)                      stock      earnings  net of tax      net of tax      Total
----------------------------------------------------------------------------------------------
Balances, December 31, 2000       $   --     $  885.4  $    4.5        $  --           $  889.9
Comprehensive Income:                                                                      --
  Net income                                     52.6                                      52.6
  Other comprehensive income          --                   37.4                            37.4
                                                                                        -------
Total comprehensive income                                                                 90.0
----------------------------------------------------------------------------------------------
Balances, December 31, 2001           --        938.0      41.9                           979.9
Comprehensive Income:                                                                      --
  Net income                                      9.1                                       9.1
  Other comprehensive income          --                  117.7         (6.5)             111.2
                                                                                         ------
Total comprehensive income                                                                120.3
----------------------------------------------------------------------------------------------
Balances, December 31, 2002       $  --      $  947.1  $  159.6        $(6.5)          $1,100.2
----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

Combined Statements of Cash Flows

Year ended December 31                                                        2002         (in millions)       2001
----------------------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
----------------------------------------------------------------------------------------------------------------------
Net income                                                                  $  9.1                           $ 52.6
Adjustments to reconcile net income to net cash
    provided by operating activities:
      Amortization                                                            69.3                             66.6
      Depreciation                                                            16.5                             14.7
      Deferred taxes                                                         (26.5)                             1.2
      Realized investment  losses                                             11.1                             16.4
      Policy acquisition costs capitalized                                  (106.3)                          (111.2)
      Interest credited to deposit liabilities                               194.8                            197.1
      Fees charged to deposit liabilities                                    (44.1)                           (42.7)
      Amortization and accrual of investment income                          (17.8)                            (8.3)
      Increase in insurance liabilities                                      104.7                            563.1
      Increase in other assets                                              (127.9)                          (365.4)
      Increase (decrease) in other liabilities                               113.4                            (15.2)
----------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                    196.3                            368.9
----------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
    Purchases:
      Fixed maturities, held-to-maturity                                     (29.4)                           (98.6)
      Fixed maturities, available-for-sale                                (1,584.0)                          (989.1)
      Equity securities                                                       (5.6)                            (4.1)
      Mortgage loans                                                        (128.3)                          (177.9)
      Real estate                                                             (6.4)                            (1.9)
      Short-term and other invested assets                                     --                              (9.7)

    Proceeds from sales, calls or maturities:
      Fixed maturities, held-to-maturity                                     161.8                            317.2
      Fixed maturities, available-for-sale                                 1,563.5                            675.9
      Equity securities                                                       13.0                              6.6
      Mortgage loans                                                         179.4                            111.0
      Real estate                                                              0.6                              1.3
      Short-term and other invested assets                                     2.5                             29.7
    Transfer of reserves from reinsurance transaction                       (574.5)                             --
    Proceeds from reinsurance transaction                                    191.7                              --
----------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                       (215.7)                          (139.6)
----------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
      Deposits to insurance liabilities                                    1,304.0                          1,184.8
      Withdrawals from insurance liabilities                              (1,304.1)                        (1,320.9)
      Other                                                                    4.3                             (4.7)
----------------------------------------------------------------------------------------------------------------------
Net cash provided by (used by) financing activities                            4.2                           (140.8)
----------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                         (15.2)                            88.5
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents beginning of year                                  167.9                             79.4
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents end of year                                      $ 152.7                           $167.9
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. Significant Accounting Policies

Nature of Operations and Business Presentation

OneAmerica Financial Partners, Inc. (OneAmerica or "the Company"), is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC). On December 17, 2000, American United Life Insurance Company (AUL) reorganized and formed a mutual insurance holding company, AUMIHC, and an intermediate stock holding company, OneAmerica. As part of the reorganization, AUL converted from a mutual to a stock insurance company through a non-cash transaction and OneAmerica became the parent of AUL.

Upon conversion to a stock company, all outstanding shares of AUL stock were issued to AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL.

OneAmerica owns 100 percent of AUL, which is an Indiana-domiciled stock life insurance company with headquarters in Indianapolis. AUL is licensed to do business in 49 states and the District of Columbia, and is an authorized reinsurer in all states. AUL offers individual life and annuity products through its general and career agents. AUL's qualified group retirement plans, tax-deferred annuities and other nonmedical group products are marketed through regional representatives, agents and brokers. The combined financial statements of the Company include the accounts of OneAmerica; its affiliate, The State Life Insurance Company (State Life); and its subsidiaries, AUL, OneAmerica Securities, Inc., AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL) and Pioneer Mutual Life Insurance Company (PML). Significant intercompany transactions have been eliminated.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 12 - Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. Fixed maturity securities for which the Company has the positive intent and ability to hold to maturity are categorized as held-to-maturity and are stated at amortized cost. At December 31, 2002, all investments are now categorized as available-for-sale. Equity securities are stated at fair value.

During 2002, it was necessary for the Company to liquidate certain of its held-to-maturity investments related to the transaction with Employers Reinsurance Corporation (ERC) as discussed in Note 2 - Acquisitions and Other Significant Transactions.


In July 2002, all held-to-maturity securities, totaling approximately $1,099.3 million, were reclassified as available-for-sale as a result of the changed capital structure of the Company subsequent to the reinsurance transaction. This reclassification resulted in a net of tax adjustment of approximately $42 million as of July 1, 2002, as unrealized gains in other comprehensive income.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less allowances for depreciation. Depreciation is provided (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $39.2 million and $35.8 million at December 31, 2002 and 2001, respectively. Depreciation expense for investment real estate amounted to $2.4 and $2.3 million at December 31, 2002 and 2001, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.



Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

     * For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     * For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     * For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     * For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

     * For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.



Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.



Property and Equipment

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $75.7 million and $73.2 million as of December 31, 2002 and 2001, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2002 and 2001 was $14.1 million and $12.4 million, respectively.



Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.



Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.



Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.



Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.



Derivatives

In 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

In 2001, the Company, upon its adoption of SFAS No. 133, reclassified $522.4 million of held-to-maturity securities as available-for-sale so that those securities could be available as hedged items in future fair value and cash-flow hedge transactions. This reclassification resulted in a net of tax cumulative effect type adjustment of $6.7 million as unrealized gains in other comprehensive income.



Goodwill and Other Intangible Assets

In 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 141 requires that the Company account for all business combinations in the scope of the statement using the purchase method except for mergers of mutual companies. SFAS No. 142 requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment in accordance with the statement. The Company performed this test during 2002 and determined the carrying value of goodwill was not impaired.

The Company has ceased the amortization of goodwill as of January 1, 2002. Goodwill amounted to $4.3 million and $20.0 million at December 31, 2002 and 2001, respectively, and is included in "other assets." During 2002, the Company eliminated $15.7 million of goodwill related to the balance associated with the assets sold to ERC. See Note 2 - Acquisitions and Other Significant Transactions. The amortization of goodwill was $2.7 million in 2001. Other intangible assets totaled $3.2 million and $7.5 million at December 31, 2002 and 2001, respectively. The amortization of intangible assets with a finite life was $4.3 million and $11.0 million for 2002 and 2001, respectively.



Reclassification

Certain  2001   balances  have  been   reclassified   to  conform  to  the  2002
presentation.

2. Acquisitions and Other Significant Transactions

In January 2002, Pioneer Mutual Life Insurance Company (PML) of Fargo, North Dakota, joined AUMIHC as a wholly owned subsidiary of OneAmerica. Simultaneous with the merger, PML converted to a stock insurance company. The policyholders of PML became members of AUMIHC upon completion of the reorganization in 2002; while their contract rights remain with PML. This transaction involved the combination of two "mutual enterprises." Therefore, in accordance with Statement of Financial Accounting Standards No. 141 "Business Combinations," the pooling of interest method of accounting is permitted and the 2001 financials have been restated to include the results of PML as follows:

--------------------------------------------------------------------------------
                                       Assets    Equity    Revenue   Net income
2001 results as previously reported:  $11,582.7  $934.7    $1,371.8   $54.0
Restated:                             $12,092.3  $979.9    $1,412.3   $52.6

--------------------------------------------------------------------------------

On July 1, 2002, Employers Reinsurance Corporation (ERC) began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance businesses. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in trust was $651.5 million at December 31, 2002.


As a result of this transaction, a deferred gain of approximately $110 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long- Duration Contracts." The gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. During 2002, the Company recognized approximately $3 million of deferred gain amortization which is included in other income.

In 2002, the Company implemented a cost reduction program which included the termination of certain personnel. This program resulted in additional expenses of approximately $4 million for the year. This initiative is expected to result in substantial cost savings in future years.



3.Investments

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                                                December 31, 2002

-----------------------------------------------------------------------------------------------------------------------
                                                                                Gross            Gross        Estimated
                                                                    Amortized  unrealized      unrealized    fair value
                                                                      cost      gains           losses
-----------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   122.3        $  12.6      $ --       $   134.9
Corporate securities                                                2,986.2          280.7       35.3        3,231.6
Mortgage-backed securities                                          1,343.4           87.5        0.1        1,430.8
-----------------------------------------------------------------------------------------------------------------------
                                                                  $ 4,451.9        $ 380.8      $ 35.4     $ 4,797.3
-----------------------------------------------------------------------------------------------------------------------

                                                                                 December 31, 2001
-----------------------------------------------------------------------------------------------------------------------
                                                                                Gross            Gross        Estimated
                                                                    Amortized  unrealized      unrealized    fair value
                                                                      cost      gains           losses
-----------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   131.4        $   5.0      $ 0.3      $   136.1
Corporate securities                                                2,302.6           78.8       43.8        2,337.6
Mortgage-backed securities                                            919.8           46.5        0.6          965.7
-----------------------------------------------------------------------------------------------------------------------
                                                                  $ 3,353.8        $ 130.3      $44.7      $ 3,439.4
-----------------------------------------------------------------------------------------------------------------------
Held-to-maturity:
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                              $ 53.6        $ 3.1        $ --       $    56.7
Corporate securities                                                1,011.0         66.3          7.2        1,070.1
Mortgage-backed securities                                            134.8          6.2          --           141.0
-----------------------------------------------------------------------------------------------------------------------
                                                                  $ 1,199.4       $ 75.6        $ 7.2      $ 1,267.8
-----------------------------------------------------------------------------------------------------------------------

The amortized cost and fair value of fixed maturity securities at December 31, 2002, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                        Available-for-sale
                                                   ---------------------------

(in millions)                                         Amortized
                                                        cost       Fair value
--------------------------------------------------------------------------------
Due in one year or less                             $    184.7     $  187.3
Due after one year through five years                  1,009.0      1,087.7
Due after five years through 10 years                  1,282.9      1,394.0
Due after 10 years                                       631.9        697.5
--------------------------------------------------------------------------------
                                                       3,108.5      3,366.5
Mortgage-backed securities                             1,343.4      1,430.8
--------------------------------------------------------------------------------
                                                     $ 4,451.9     $4,797.3
--------------------------------------------------------------------------------

Net investment income consisted of the following:



Years ended December 31                             2002 (in millions)     2001
--------------------------------------------------------------------------------

Fixed maturity securities                          $ 340.7             $ 350.7
Equity securities                                      0.8                 0.7
Mortgage loans                                       108.1               105.9
Real estate                                           11.6                11.9
Policy loans                                          11.1                11.2
Other                                                 12.7                17.8
--------------------------------------------------------------------------------
Gross investment income                              485.0               498.2
Investment expenses                                   17.5                21.6
--------------------------------------------------------------------------------
Net investment income                              $ 467.5             $ 476.6
--------------------------------------------------------------------------------

Proceeds from the sales of investments in fixed maturities during 2002 and 2001 were approximately $1,218.2 million and $589.2 million, respectively. Gross gains of $37.7 million and $22.1 million, and gross losses of $22.4 million and $13.8 million were realized in 2002 and 2001, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately $259.8 million and $79.0 million in 2002 and 2001, respectively.

The Company has reported approximately $23.2 and $26.6 million in realized losses related to a decline in fair value below amortized cost that is deemed to be an other than temporary decline on $49.6 and $46.4 million of investments in fixed maturities and mortgages in 2002 and 2001, respectively. The Company does not continue to accrue income on those investments deemed uncollectible.

At December 31, 2002, the Company held an investment in a fixed maturity security with an unrealized loss of $5.5 million. Management evaluated the security and determined the security had not experienced an other than temporary decline in value. Subsequent to December 31, 2002, additional adverse information has developed related to this security and the Company continues to evaluate the need for impairment.

Realized investment gains (losses) consisted of the following:

Years ended December 31                             2002 (in millions)     2001
--------------------------------------------------------------------------------

Fixed maturity securities                          $  15.3             $   8.3
Equity securities                                     (3.0)                2.7
Other securities                                      (0.2)               (0.8)
Other-than-temporary impairment                      (23.2)              (26.6)
--------------------------------------------------------------------------------
Realized investment losses                         $ (11.1)            $ (16.4)
--------------------------------------------------------------------------------

At December 31, 2002, the net unrealized gain on equity securities of approximately $.1 million is comprised of $.2 million in unrealized gains and $.1 million of unrealized losses and has been reflected directly in equity. The change in the unrealized appreciation/(depreciation) of equity securities amounted to approximately $1.2 million and ($3.1) million in 2002 and 2001, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2002, the largest geographic concentrations of commercial mortgage loans were in Indiana, California and Florida, where approximately 25 percent of the portfolio was invested. A total of 34 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments at December 31, 2002, of approximately $41.7 million.

There were six investments that were non-income-producing at December 31, 2002, with a book value of $5.3 million.

4. Other Comprehensive Income

Accumulated other comprehensive income consisted of the following:

At December 31                                            2002       (in millions)    2001
---------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
     Fixed maturity securities                         $  345.4                    $   85.6
      Equity securities                                     0.1                        (1.1)
Valuation allowance                                      (100.3)                      (22.2)
Deferred taxes                                            (85.6)                      (20.4)
                                                          ------                     ------
Total unrealized appreciation, net of tax                 159.6                        41.9
Minimum pension liability, net of tax                      (6.5)                        --
---------------------------------------------------------------------------------------------
Accumulated other comprehensive income                 $  153.1                    $   41.9
---------------------------------------------------------------------------------------------

The components of comprehensive income, other than net income, are illustrated below:

Years ended December 31                                      2002  (in millions)        2001
---------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Minimum pension liability adjustment,
  net of tax - 2002, $3.5                                    $  (6.5)                 $  --
Unrealized appreciation on securities,
    net of tax-2002, $59.8; 2001, $19.7; 2001 included
    $6.7 from cumulative FAS 133 reclassification adjustment   127.8                    33.7
Less: reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2002, $5.4; 2001, $(2.0)                         10.1                    (3.7)
---------------------------------------------------------------------------------------------
    Other comprehensive income, net of tax                   $ 111.2                  $ 37.4
---------------------------------------------------------------------------------------------


5.  Deferred Policy Acquisition Costs
The balances of and changes in deferred policy acquisition costs are as follows:


Years ended December 31                                      2002  (in millions)        2001
---------------------------------------------------------------------------------------------
Balance, beginning of year                                  $  661.8                  $626.9
Capitalization of deferred acquisition costs                   106.3                   111.2
Amortization of deferred acquisition costs                     (65.0)                  (55.6)
Change in valuation allowance                                  (79.1)                  (20.7)
Disposition from reinsurance transaction                      (197.0)                    --
                                                              -------                 -------
Balance, end of year                                        $  427.0                  $661.8
---------------------------------------------------------------------------------------------

6. Insurance Liabilities

Insurance liabilities consisted of the following:


                                                                                                                  (in millions)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Withdrawal             Mortality       Interest rate          December 31,
                                                     assumptions            or morbidity      assumption
                                                                            assumption                              2002      2001
------------------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
      Participating whole life contracts             Company experience  Company experience  2.5% to 6.0%         $ 822.4  $   784.8
      Universal life-type contracts                         n/a               n/a               n/a                 560.7      546.5
      Other individual life contracts                Company experience  Company experience  2.5% to 8.0%           547.9      451.9
      Accident and health                                   n/a          Company experience     n/a                 323.8      272.4
      Annuity products                                      n/a               n/a               n/a               3,721.0    3,591.3
      Group life and health                                 n/a               n/a               n/a                 461.0      525.7
Other policyholder funds                                    n/a               n/a               n/a                 268.8      279.7
Pending policyholder claims                                 n/a               n/a               n/a                 430.0      427.9
------------------------------------------------------------------------------------------------------------------------------------
      Total insurance liabilities                                                                               $ 7,135.6  $ 6,880.2
------------------------------------------------------------------------------------------------------------------------------------

Participating life insurance policies represent approximately 54 percent and 55 percent of the total individual life insurance in force at December 31, 2002 and 2001, respectively. Participating policies represented approximately 47 percent and 25 percent of life premium income for 2002 and 2001, respectively. The amount of dividends to be paid is determined annually by the board of directors.


7.   Employees' and Agents' Benefit Plans:

The Company has a noncontributory defined benefit pension plan covering substantially all employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. Contributions made to the plan were $6.6 million in 2002 and $3.8 million in 2001. Benefits paid in 2002 and 2001 were $9.3 million and $4.9 million, respectively. The following benefit information for the employees' defined benefit plan was determined by independent actuaries as of December 31, 2002 and 2001, respectively.

                                                   2002    (in millions)          2001
---------------------------------------------------------------------------------------------
Actuarial present value of benefits
    for the employees' defined benefit plan       $ 65.0                         $ 64.1
Fair value of plan assets                           44.7                           54.0
---------------------------------------------------------------------------------------------
Funded status (deficit)                           $(20.3)                        $(10.1)
---------------------------------------------------------------------------------------------
Net periodic pension cost                         $  4.5                         $  2.2
---------------------------------------------------------------------------------------------

Valuation assumptions in determining
the projected benefit obligation:
                                                   2002     (in millions)         2001
---------------------------------------------------------------------------------------------
Discount rate                                        7.25%                          7.50%
Expected return                                      9.00%                          9.00%
Compensation increase rate                           4.00%                          4.00%
---------------------------------------------------------------------------------------------

As a result of the accumulated benefit obligations exceeding the fair value of plan assets, the Company was required to charge $6.5 million (net of tax) to other comprehensive income and establish a minimum pension liability totaling $8.1 million at December 31, 2002.

The Company has defined contribution plans that are 401(k) salary reduction/savings plans for employees. In general, quarterly contributions covering employees who have completed one full calendar year of service are made by the Company in amounts based upon the Company's financial results. Company contributions to the plan during 2002 and 2001 were $1.5 million and $2.2 million, respectively. The fair value of the plan assets was $74.9 million and $73.7 million as of December 31, 2002 and 2001, respectively.

The Company has a defined contribution pension plan and a 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans for 2002 and 2001 were $.8 million. The fair value of the plan assets was $6.2 million and $7.1 million as of December 31, 2002 and 2001, respectively.

The funds for all plans are held by the Company under deposit administration and group annuity contracts.

The Company has entered into deferred compensation agreements with certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of said agreements. Annual costs of the agreements were $9.3 million and $4.5 million for 2002 and 2001, respectively.

The Company also provides certain health care and life insurance benefits (postretirement benefits) for retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company.


Accrued postretirement benefits as of December 31:           2002     (in millions)      2001
---------------------------------------------------------------------------------------------
Accumulated postretirement benefit obligation              $ 13.8                     $ 12.3
Net postretirement benefit cost                               1.8                        1.7
Company contributions                                         1.0                        1.0
---------------------------------------------------------------------------------------------


There are no specific plan assets for this postretirement liability as of December 31, 2002 and 2001. Claims incurred for benefits were funded by company contributions.


The assumed discount rate used in determining the accumulated postretirement benefit was 7.25 percent and the assumed health care cost trend rate was 10.0 percent graded to 5.0 percent. Compensation rates were assumed to increase 4.0 percent at each year-end. The health coverage for retirees 65 and over is capped at year 2000 levels with future increases in costs being borne by the covered retirees. An increase in the health care cost trend rates by one percentage point would increase the postretirement benefit obligation by $1.1 million as of December 31, 2002, and would increase the benefit cost for 2002 by $.2 million. A decrease in the health care cost trend rate by one percentage point would decrease the postretirement benefit obligation by $1.0 million as of December 31, 2002, and would decrease the benefit cost for 2002 by $.2 million.


8. Federal Income Taxes

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:

Years ended December 31                                 2002     (in millions)           2001
---------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate             $  5.7                          $ 23.2
    Tax-exempt income                                   (0.9)                           (0.9)
    Prior year differential earnings amount             (0.8)                           (3.1)
    Other                                                3.3                            (5.5)
---------------------------------------------------------------------------------------------
    Income tax expense                                $  7.3                          $ 13.7
---------------------------------------------------------------------------------------------

The components of the provision for income taxes on earnings included current tax provisions of $33.8 million and $12.5 million for the years ended December 31, 2002 and 2001, respectively, and deferred tax expense (benefit)of ($26.5) million and $1.2 million for the years ended December 31, 2002 and 2001, respectively.

Deferred income tax assets (liabilities)
as of December 31:                                      2002     (in millions)           2001
---------------------------------------------------------------------------------------------
Deferred policy acquisition costs                     $ (160.1)                       $(196.7)
Investments                                               (6.0)                          (5.1)
Insurance liabilities                                    136.7                          161.6
Deferred gain on indemnity reinsurance                    28.6                           --
Minimum pension liability                                  3.5                           --
Unrealized appreciation of securities                    (85.6)                         (20.4)
Other                                                    (18.6)                          (5.7)
---------------------------------------------------------------------------------------------
    Deferred income tax liabilities                   $ (101.5)                       $ (66.3)
---------------------------------------------------------------------------------------------

Federal income taxes paid were $38.5 million and $5.3 million in 2002 and 2001, respectively.

9.Reinsurance

The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2002 and 2001, life reinsurance assumed was approximately 80 percent of life insurance in force.

For individual life policies, the Company cedes the portion of the total risk in excess of $.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:

Years ended December 31                2002     (in millions)           2001
--------------------------------------------------------------------------------
Direct statutory premiums            $ 1,733.3                        $ 1,606.1
Reinsurance premiums assumed             604.1                            675.7
Reinsurance premiums ceded              (530.6)                          (325.1)
--------------------------------------------------------------------------------
    Net statutory premiums             1,806.8                          1,956.7
--------------------------------------------------------------------------------
    Reinsurance recoveries             $ 233.9                          $ 476.5
--------------------------------------------------------------------------------

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Eight reinsurers account for approximately 86 percent of the Company's December 31, 2002, ceded reserves for life and accident and health insurance. These reinsurers are deemed financially strong with A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 2 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001, terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $199 million at December 31, 2002, compared to $313 million at December 31, 2001. The Company's reinsurance program provides adequate protection and consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2002 related to the September 11th tragedy.

10. Surplus Notes and Lines of Credit

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of interest on or principal of the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2002 and 2001 was $5.8 million in each year.

The Company has available a $100 million credit facility. No amounts have been drawn as of December 31, 2002. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $28.5 million as of December 31, 2002.

11.Commitments and Contingencies

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to operations or financial condition of the Company.

In 2002, the Company settled a dispute with a reinsurance customer that resulted in the return of premium totaling $15 million. This return of premiums was recorded as a reduction in premium income in 2002.

12.  Statutory Information

AUL, State Life, PML and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

A reconciliation of SAP surplus to GAAP equity at December 31 follows:

At December 31                                                               2002     (in millions)        2001
------------------------------------------------------------------------------------------------------------------
    SAP surplus                                                          $  695.9                       $ 557.9
    Deferred policy acquisition costs                                       531.6                         691.9
    Adjustments to policy reserves                                         (155.6)                       (293.4)
    Asset valuation and interest maintenance reserves                        54.6                          74.0
    Unrealized gain on invested assets, net                                 159.6                          41.9
    Surplus notes                                                           (75.0)                        (75.0)
    Deferred gain on indemnity reisurance                                  (107.1)                          --
    Deferred income taxes                                                   (43.1)                        (71.4)
    Other, net                                                               39.3                          54.0
------------------------------------------------------------------------------------------------------------------
    GAAP equity                                                          $1,100.2                       $  979.9
------------------------------------------------------------------------------------------------------------------


A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

Years ended December 31                                                      2002       (in millions)      2001
------------------------------------------------------------------------------------------------------------------
    SAP net income (loss)                                                $  (37.7)                      $ (17.9)
    Deferred policy acquisition costs                                        28.3                          33.7
    Adjustments to policy reserves                                           26.5                          31.6
    Interest maintenance reserves adjustments
      on reinsurance transaction                                            (16.5)                          --
    Deferred income taxes                                                    26.5                          (1.2)
    Other, net                                                              (18.0)                          6.4
------------------------------------------------------------------------------------------------------------------
    GAAP net income                                                      $    9.1                       $  52.6
------------------------------------------------------------------------------------------------------------------

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $22.3 million and $15.7 million at December 31, 2002 and 2001, respectively.

Effective January 1, 2001, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaced the current Accounting Practices and Procedures manual as the NAIC's primary guidance for areas where statutory accounting had been silent, and changed current statutory accounting in some areas. The adoption of the Codification guidance resulted in an increase to statutory surplus of $19.6 million in 2001.

State statutes and the mutual insurance holding company law limit dividends from AUL and PML to OneAmerica. No such distributions were made in 2002 or 2001. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $62 million in 2003.


13. Fair Value of Financial Instruments

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities and surplus notes are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2002 and 2001, follow:




                                                     2002      (in millions)        2001
                                      Carrying amount    Fair value    Carrying amount  Fair value
--------------------------------------------------------------------------------------------------------
Fixed maturity securities:
    Available-for-sale                $ 4,797.3           $ 4,797.3    $ 3,439.4        $ 3,439.4
    Held-to-maturity                       --                  --        1,199.4          1,267.8
Equity securities                          15.4                15.4         23.3             23.3
Mortgage loans                          1,286.5             1,442.5      1,344.1          1,413.9
Policy loans                              168.0               168.0        172.3            172.3
Surplus notes                              75.0                70.9         75.0             70.5
Short-term and other invested assets       24.1                24.1         26.6             26.6
--------------------------------------------------------------------------------------------------------

================================================================================
          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

          There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.
================================================================================





              INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)

                               One American Square
                           Indianapolis, Indiana 46282

                       STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2003


================================================================================

                            Part C: Other Information

Item 24.  Financial Statements and Exhibits

(a) Financial Statements
    1. Included in Prospectus (Part A):
       Condensed Financial Information

    2. Included in Statement of Additional Information (Part B):
       (a) Financial Statements of OneAmerica Financials Partners, Inc. Report of Independent Accountants
           Combined Balance Sheets as of December 31, 2002 and 2001 Combined Statements of Operations for years ended
            December 31, 2002 and 2001
           Combined Statements of Changes in Shareholder's Equity and
            Comprehensive Income as of December 31, 2002 and 2001 Combined Statements of Cash Flows for the years ended
             December 31, 2002 and 2001
           Notes to Financial Statements

        (b) Financial Statements of AUL American Individual Variable Annuity Unit Trust(7)
            Report of Independent Accountants
            Statements of Net Assets as of December 31, 2002
            Statements of Operations as of December 31, 2002
            Statements of Changes in Net Assets as of December 31, 2002 and 2001 Notes to Financial Statements


(b)      Exhibits
         1. Resolution of the Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust(1)
         2. Not applicable
         3. Not applicable
         4. Individual Variable Annuity Contract Forms
            4.1 Flexible Premium Variable Annuity Contract(1)
            4.2 One Year Flexible Premium Variable Annuity Contract(1)
            4.3 Enhanced Death Benefit Rider(1)
            4.4 Guaranteed Minimum Income Benefit Rider(2)
            4.5 Guaranteed Minimum Account Value Rider(1)
            4.6 Long Term Care Facility & Terminal Illness Rider(1)
            4.7 Policy Death Benefit Endorsement(5)
         5. Individual Variable Annuity Enrollment Form(5)
            5.1 Form of SelectPoint Plus Bonus Program Disclosure(4)
         6. Certificate of Incorporation and By-Laws of the Depositor
            6.1 Articles of Merger between American Central Life Insurance
                Company and United Mutual Life Insurance Company(1)
            6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company(1)
            6.3 Code of By-Laws of American United Life Insurance Company(R)(1)
            6.4 Articles of Amendment to the Articles of Incorporation of
                American United Life Insurance Company(R)(4)
            6.5 Amended and Restated Bylaws of American United Life Insurance
                Company(R)(4)
         7. Not applicable
         8. Form of Participation Agreements:
            8.1 Form of Participation Agreement with Alger American Fund(2)
            8.2 Form of Participation Agreement with American Century Variable
                Portfolios(2)
            8.3 Form of Participation Agreement with Calvert Variable
                Series, Inc.(2)
            8.4 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund(2)
            8.5 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund II(2)
            8.6 Form of Participation Agreement with Janus Aspen Series(2)
            8.7 Form of Participation Agreement with PBHG Funds, Inc.(2)
            8.8 Form of Participation Agreement with SAFECO Resource Series
                Trust(2)
            8.9 Form of Participation Agreement with T. Rowe Price Equity
                Series, Inc.(2)
            8.10 Form of Participation Agreement with INVESCO Variable
                 Investment Funds, Inc.(5)

            8.11 Form of Amendment to the Participation Agreement with
                 INVESCO Variable Investment Funds, Inc.(6)
            8.12 Form of Participation Agreement with Neuberger Berman(6)

         9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered(2)
        10. Miscellaneous Consents

            10.1  Consent of Independent Accountants(6)
            10.2  Consent of Dechert Price & Rhoads(2)
            10.3  Powers of Attorney(6)
        11. Not applicable

        12. Not applicable
        13. Computation of Performance Quotations(1)

(1) Filed with the Registrant's Registration Statement on December 31, 1998
(2) Filed with the Registrant's Pre-Effective Amendment No. 1 to the Registr-ation Statement on April 1, 1999
(3) Filed with the Registrant's Post-Effective Amendment No. 1
     (File No. 333-70049) on April 26, 2000.
(4) Filed with the Registrant's Post-Effective Amendment No. 3 to the Registr-ation Statement on April 27, 2001
(5) Filed with the Registrant's Post-Effective Amendment No. 4 to the Registr-ation Statement on June 29, 2001

(6) Filed with the Registrant's Post-Effective Amendment No. 6 to the Registr-ation Statement on April 30, 2003




Item 25. Directors and Officers of AUL
Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

Jerry D. Semler*                   Chairman of the Board and Chief Executive Officer,
                                   American United Life Insurance Company (9/91 - present);
                                   President, AUL (1980 - 2/03); Chairman of the AUL Acquisition
                                   Committee; Chairman of the Board & CEO, The State Life Insurance
                                   Company (11/94 - present); Chairman of the Board, AUMIHC
                                   (12/00-present); Director, IWC Resources Corp.(4/96 - 9/01)

John R. Barton*                    Senior Vice President, Group Life & Health Division
                                   (1/99 - present); Director, AUL (12/00 - present);
                                   Vice President, Group Operations, WAUSAU Insurance Co.
                                   (5/98 - 12/98); Consultant, Heron Management Group
                                   (4/97 - 5/98); President & Chief Executive Officer,
                                   The Epoch Group, L.C. (1/95 - 4/97)

J. Scott Davison*                  Senior Vice President, Strategic Planning and Corporate Development
                                   (7/02 - present); Director, AUL (7/02 - present) Vice President,
                                   Corporate Planning (1/00 - 7/02); Director, Treasurer, Assistent
                                   Secretary, Senior Vice President and Chief Financial Officer,
                                   Duncanson & Holt, Inc. (10/97-1/00); Unum Corporation (7/86-10-97)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               Executive Vice President, AUL (2/03 - present); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   President, The State Life Insurance Company (2/03 - present); President and
                                   Director, Pioneer Mutual Life Insurance Company (2/02 - present);
                                   Vice President, Individual Division, AUL (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division, AUL (6/92 - 9/98)

R. Stephen Radcliffe*              President, AUL (2/03 - present); Executive Vice President, AUL (8/94 - present);
                                   Director, AUL (2/91 - present); Director, AUMIHC (12/00 - present);
                                   Director, Pioneer Mutual Life Insurance Company (2/02 - present)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

William L. Tindall*                Senior Vice President, Retirement Services (8/97 - present);
                                   Director, AUL (12/00 - present); Senior Vice President, Pension
                                   Management Sales, Massachusetts Mutual Life Insurance Company
                                   (1993 - 8/97)

Steven A. Weber*                   Senior Vice President, Information Systems, (11/01 - present);
                                   Director, AUL, (2/02 - present); Consultant, S. Weber & Associates,
                                   (1/01 - 11/01); Senior Vice President, AAL, (1975 - 10/01)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present); Secretary, State Life Insurance
                                   Company (8/02 - present); Partner, Nymast, Good, Voigts, West,
                                   Hansel and O'Brien (1992-1998; 2001-8/2002); General Counsel and
                                   Executive Vice President, American General Life Companies (1998 - 2001)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282

                                       2


Item 26. Persons Controlled by or Under Common Control with Registrant


ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2002, there are 600 million authorized shares; currently, 582 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2002.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") - a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") - the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, organized under the laws of the State of Indiana in 1969 as a broker-dealer to market registered variable insurance products and mutual funds. As of December 31, 2002, 400 shares were issued and outstanding, all of which have been purchased and are owned by AUL. This entity acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company. As of December 31, 2002, the total number of shares, all without par value, that the Corporation is authorized to issue is 1,000 shares.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic mutual insurance company without voting securities whose principal business is the sale of life insurance and annuity contracts. State Life became a part of the insurance holding company on September 23, 1994. Since the directors of the mutual holding company referred to in this Item also serve as the directors of State Life, this has been held by the Indiana Commissioner of Insurance to constitute an acquisition of control of State Life by American United Mutual Insurance Holding Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During 2001, PML, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, PML is wholly owned by AUMIHC and its former members are now voting members of AUMIHC.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five wholly owned subsidiaries which include two Georgia insurers, Cherokee National Life Insurance Company ("CNLI") and CNL/Insurance America, Inc. ("CIA") as well as CNL/Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. CNLI markets credit life and credit disability coverages throughout the southeastern region of the United States, while CIA markets property and casualty insurance coverage in the same geographic area.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial"). First Financial is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square"). Fountain Square, Turks and Caicos, British West Indies, was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL still owns the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent"). Old Kent is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $1,250,000 and received 29,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

HUNTINGTON CREDIT REINSURANCE COMPANY ("Huntington") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Huntington Bancshares, Inc. On December 20, 2001, AUL invested $2,500,000 and received 26,000 shares of preferred stock in Huntington, until then a wholly-owned subsidiary of Huntington Bancshares, Inc. As a result of the transaction, AUL has acquired a 22.4% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN UNIT TRUST (File No. 811-5929), are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AMERICAN UNITED LIFE POOLED EQUITY FUND B (File No. 811-1571) is a separate account of AUL organized for the purpose of the sale of group variable annuity contracts. Effective 5/1/2000, the sale of accumulation units has been terminated under applicable contract provisions.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd.

Item 27. Number of Contractholders


As of December 31, 2002, AUL has issued 7,938 Individual variable annuity contracts associated with the Registrant, 633 of which are No Withdrawal Charge contracts (DirectPoint) and 7,305 of which are contracts containing a withdrawal charge (SelectPoint). There were no StarPoint contracts issued for during the reporting period.


Item 28. Indemnification

Article IX, Section 1 of the by-laws of AUL provides as follows:

The corporation shall indemnify any director or officer or former director or officer of the corporation against expenses actually and reasonably incurred by him (and for which he is not covered by insurance) in connection with the de-fense of any action, suit or proceeding (unless such action, suit or proceeding is settled) in which he is made a party by reason of being or having been such director or officer, except in relation to matters as to which he shall be ad-judged in such action, suit or proceeding, to be liable for negligence or mis-conduct in the performance of his duties. The corporation may also reimburse any director or officer or former director or officer of the corporation for the reasonable costs of settlement of any such action, suit or proceeding, if it shall be found by a majority of the directors not involved in the matter in controversy (whether or not a quorum) that it was to the interest of the corpor-ation that such settlement be made and that such director or officer was not guilty of negligence or misconduct. Such rights of indemnification and reim-bursement shall not be exclusive of any other rights to which such director or officer may be entitled under any By-law, agreement, vote of members or other-wise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters


     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------

          Constance E. Lund                       Treasurer; Director

          Dayton H. Molendorp                     Vice President, Individual Marketing
                                                   Services; Director

          R. Stephen Radcliffe                    Chairman of the Board; Director

          John C. Swhear                          Secretary

          Rachel F. Tomasek                       Vice President, Operations

          William L. Tindall                      Director

          Joseph M. Urban                         President; Chief Compliance Officer;
                                                   Financial Operations Principal; Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations
------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable



Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.


Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement (Form N-4) to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 30th day of April, 2003.

                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  R. Stephen Racliffe*
                                    Title: President

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  R. Stephen Radcliffe*
                                    Title: President

* By:  /s/ John C. Swhear
       _____________________________________
       John C. Swhear as attorney-in-fact

As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

_______________________________     Director                   April 30, 2003
John R. Barton*


_______________________________     Director                   April 30, 2003
J. Scott Davison*


_______________________________     Director, Principal        April 30, 2003
Constance E. Lund*                  Financial and Accounting
                                    Officer

_______________________________     Director                   April 30, 2003
Dayton H. Molendorp*


_______________________________     Director                   April 30, 2003
R. Stephen Radcliffe*


_______________________________     Director                   April 30, 2003
Mark C. Roller*


_______________________________     Director                   April 30, 2003
G. David Sapp*


_______________________________     Director                   April 30, 2003
Jerry D. Semler*


_______________________________     Director                   April 30, 2003
William L. Tindall*


_______________________________     Director                   April 30, 2003
Steven A. Weber*


_______________________________     Director                   April 30, 2003
Thomas M. Zurek*




___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  April 30, 2003

                                  EXHIBIT LIST



 Exhibit               Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------

   8.11               Form of Amendment to the Participaton
                      Agreement between American  United Life
                      Insurance Company(R) PBHG Insurance Series
                      Fund

   8.12               Form of  Participation  Agreement  between
                      American United Life Insurance Company(R) and Neuberger Berman

   10.1               Consent of Independent Accountants

   10.3               Powers of Attorney